LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.75%
Aerospace & Defense–1.62%
†AAR Corp.	5,389	$ 293,970
†Aerojet Rocketdyne Holdings, Inc.	7,418	416,669
†AeroVironment, Inc.	1,264	115,858
†AerSale Corp.	2,240	38,573
†Astronics Corp.	3,806	47,778
†Axon Enterprise, Inc.	1,811	407,203
†Boeing Co.	13,849	2,941,943
BWX Technologies, Inc.	5,833	367,712
Curtiss-Wright Corp.	3,613	636,827
†Ducommun, Inc.	1,600	87,536
General Dynamics Corp.	6,623	1,511,435
HEICO Corp.	3,064	464,855
Hexcel Corp.	8,199	559,582
Howmet Aerospace, Inc.	15,822	670,378
Huntington Ingalls Industries, Inc.	3,462	716,703
Kaman Corp.	3,636	83,119
†Kratos Defense & Security Solutions, Inc.	8,962	120,808
L3Harris Technologies, Inc.	5,243	1,028,886
Lockheed Martin Corp.	8,961	4,236,134
Maxar Technologies, Inc.	3,879	198,062
†Mercury Systems, Inc.	3,446	176,160
Moog, Inc. Class A	3,369	339,427
National Presto Industries, Inc.	1,066	76,848
Northrop Grumman Corp.	2,787	1,286,814
Park Aerospace Corp.	2,423	32,589
†Parsons Corp.	4,776	213,678
Raytheon Technologies Corp.	34,807	3,408,650
Textron, Inc.	9,122	644,287
TransDigm Group, Inc.	1,617	1,191,810
†Triumph Group, Inc.	3,400	39,406
†V2X, Inc.	1,921	76,302
Woodward, Inc.	4,565	444,494
		22,874,496
Air Freight & Logistics–0.74%
†Air Transport Services Group, Inc.	8,512	177,305
CH Robinson Worldwide, Inc.	6,928	688,435
Expeditors International of Washington, Inc.	9,387	1,033,697
FedEx Corp.	12,004	2,742,794
Forward Air Corp.	2,174	234,270
†GXO Logistics, Inc.	9,670	487,948
†Hub Group, Inc. Class A	2,675	224,540
†Radiant Logistics, Inc.	2,507	16,446
United Parcel Service, Inc. Class B	24,810	4,812,892
		10,418,327
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Automobile Components–0.52%
†Adient PLC	7,115	$ 291,430
†American Axle & Manufacturing Holdings, Inc.	16,351	127,701
†Aptiv PLC	7,711	865,097
Autoliv, Inc.	9,198	858,725
BorgWarner, Inc.	22,830	1,121,181
†Cooper-Standard Holdings, Inc.	2,502	35,629
Dana, Inc.	13,970	210,249
†Dorman Products, Inc.	2,903	250,413
†Fox Factory Holding Corp.	3,534	428,922
Gentex Corp.	21,709	608,503
†Gentherm, Inc.	1,903	114,979
†Goodyear Tire & Rubber Co.	28,808	317,464
LCI Industries	2,502	274,895
Lear Corp.	6,113	852,702
†Modine Manufacturing Co.	8,303	191,384
†Motorcar Parts of America, Inc.	2,029	15,096
Patrick Industries, Inc.	3,021	207,875
†QuantumScape Corp.	18,068	147,796
Standard Motor Products, Inc.	2,906	107,261
†Stoneridge, Inc.	3,532	66,048
†Superior Industries International, Inc.	3,283	16,251
†Visteon Corp.	1,685	264,259
		7,373,860
Automobiles–1.09%
Ford Motor Co.	107,700	1,357,020
General Motors Co.	54,199	1,988,019
Harley-Davidson, Inc.	15,921	604,521
†Tesla, Inc.	53,205	11,037,909
Thor Industries, Inc.	4,199	334,408
Winnebago Industries, Inc.	2,981	172,004
		15,493,881
Banks–4.66%
1st Source Corp.	3,376	145,674
ACNB Corp.	150	4,883
Amalgamated Financial Corp.	3,720	65,807
Amerant Bancorp, Inc.	1,464	31,857
American National Bankshares, Inc.	279	8,844
Ameris Bancorp	8,107	296,554
Arrow Financial Corp.	527	13,128
Associated Banc-Corp.	16,938	304,545
Atlantic Union Bankshares Corp.	7,033	246,507
†Axos Financial, Inc.	7,624	281,478
Banc of California, Inc.	7,463	93,511
LVIP Dimensional U.S. Core Equity 1 Fund–1

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
BancFirst Corp.	3,473	$ 288,606
†Bancorp, Inc.	6,649	185,175
Bank of America Corp.	203,468	5,819,185
Bank of Hawaii Corp.	3,306	172,176
Bank of Marin Bancorp	800	17,512
Bank of NT Butterfield & Son Ltd.	6,133	165,591
Bank OZK	13,694	468,335
BankUnited, Inc.	9,140	206,381
Banner Corp.	3,850	209,324
Bar Harbor Bankshares	127	3,359
BayCom Corp.	863	14,740
BCB Bancorp, Inc.	1,717	22,544
Berkshire Hills Bancorp, Inc.	5,646	141,489
†Blue Foundry Bancorp	1,457	13,871
Blue Ridge Bankshares, Inc.	1,073	10,945
BOK Financial Corp.	5,728	483,500
†Bridgewater Bancshares, Inc.	2,389	25,897
Brookline Bancorp, Inc.	9,434	99,057
Business First Bancshares, Inc.	4,431	75,903
Byline Bancorp, Inc.	2,137	46,202
Cadence Bank	17,713	367,722
Cambridge Bancorp	434	28,128
Camden National Corp.	1,998	72,308
Capital Bancorp, Inc.	557	9,268
Capital City Bank Group, Inc.	800	23,448
Capitol Federal Financial, Inc.	17,349	116,759
Capstar Financial Holdings, Inc.	1,067	16,165
†Carter Bankshares, Inc.	2,800	39,200
Cathay General Bancorp	8,683	299,737
Central Pacific Financial Corp.	5,001	89,518
Central Valley Community Bancorp	2,384	49,063
Citigroup, Inc.	54,210	2,541,907
Citizens & Northern Corp.	836	17,874
Citizens Financial Group, Inc.	19,084	579,581
City Holding Co.	2,141	194,574
Civista Bancshares, Inc.	1,212	20,459
CNB Financial Corp.	543	10,426
†Coastal Financial Corp.	775	27,908
Codorus Valley Bancorp, Inc.	594	12,326
Columbia Banking System, Inc.	19,686	421,674
†Columbia Financial, Inc.	6,136	112,166
Comerica, Inc.	8,347	362,427
Commerce Bancshares, Inc.	11,512	671,725
Community Bank System, Inc.	5,191	272,476
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Community Trust Bancorp, Inc.	2,467	$ 93,623
ConnectOne Bancorp, Inc.	5,185	91,671
†CrossFirst Bankshares, Inc.	1,345	14,096
Cullen/Frost Bankers, Inc.	4,148	436,950
†Customers Bancorp, Inc.	3,657	67,728
CVB Financial Corp.	14,317	238,808
Dime Community Bancshares, Inc.	7,277	165,333
Eagle Bancorp, Inc.	3,549	118,785
East West Bancorp, Inc.	11,093	615,661
Eastern Bankshares, Inc.	6,681	84,314
Enterprise Bancorp, Inc.	321	10,099
Enterprise Financial Services Corp.	3,126	139,388
Equity Bancshares, Inc. Class A	1,380	33,631
Farmers National Banc Corp.	3,472	43,886
FB Financial Corp.	5,341	165,998
Fifth Third Bancorp	34,520	919,613
Financial Institutions, Inc.	763	14,711
First Bancorp	4,235	150,427
First BanCorp	26,383	301,294
First Bancorp, Inc.	962	24,906
First Bancshares, Inc.	1,363	35,206
First Busey Corp.	7,236	147,180
First Business Financial Services, Inc.	810	24,713
First Citizens BancShares, Inc. Class A	702	683,116
First Commonwealth Financial Corp.	10,736	133,448
First Community Bankshares, Inc.	1,307	32,740
First Financial Bancorp	11,350	247,089
First Financial Bankshares, Inc.	8,922	284,612
First Financial Corp.	880	32,982
First Foundation, Inc.	5,112	38,084
First Hawaiian, Inc.	5,650	116,559
First Horizon Corp.	49,645	882,688
First Internet Bancorp	622	10,356
First Interstate BancSystem, Inc. Class A	8,840	263,962
First Merchants Corp.	5,690	187,485
First Mid Bancshares, Inc.	773	21,041
First of Long Island Corp.	1,772	23,922
First Republic Bank	7,303	102,169
Flushing Financial Corp.	4,876	72,604
FNB Corp.	32,839	380,932
Fulton Financial Corp.	16,777	231,858
†FVCBankcorp, Inc.	1,285	13,685
German American Bancorp, Inc.	3,237	108,019

LVIP Dimensional U.S. Core Equity 1 Fund–2

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Glacier Bancorp, Inc.	7,512	$ 315,579
Great Southern Bancorp, Inc.	2,431	123,203
Guaranty Bancshares, Inc.	509	14,186
Hancock Whitney Corp.	9,517	346,419
Hanmi Financial Corp.	4,000	74,280
HarborOne Bancorp, Inc.	3,325	40,565
HBT Financial, Inc.	916	18,064
Heartland Financial USA, Inc.	6,250	239,750
Heritage Commerce Corp.	3,648	30,388
Heritage Financial Corp.	4,420	94,588
Hilltop Holdings, Inc.	11,657	345,863
Hingham Institution For Savings The	127	29,647
Home BancShares, Inc.	18,464	400,853
HomeStreet, Inc.	2,845	51,182
HomeTrust Bancshares, Inc.	901	22,156
Hope Bancorp, Inc.	11,520	113,126
Horizon Bancorp, Inc.	7,246	80,141
Huntington Bancshares, Inc.	62,198	696,618
Independent Bank Corp.	7,462	381,085
Independent Bank Group, Inc.	4,072	188,737
International Bancshares Corp.	6,070	259,917
JPMorgan Chase & Co.	108,365	14,121,043
Kearny Financial Corp.	10,885	88,386
KeyCorp	43,518	544,845
Lakeland Bancorp, Inc.	7,123	111,404
Lakeland Financial Corp.	1,993	124,842
Live Oak Bancshares, Inc.	3,640	88,707
Luther Burbank Corp.	1,840	17,443
M&T Bank Corp.	8,209	981,550
Macatawa Bank Corp.	1,158	11,835
Mercantile Bank Corp.	1,436	43,913
Metrocity Bankshares, Inc.	602	10,288
†Metropolitan Bank Holding Corp.	707	23,960
Mid Penn Bancorp, Inc.	1,043	26,711
Midland States Bancorp, Inc.	1,400	29,988
MidWestOne Financial Group, Inc.	600	14,652
MVB Financial Corp.	502	10,361
National Bank Holdings Corp. Class A	3,762	125,877
NBT Bancorp, Inc.	5,373	181,124
New York Community Bancorp, Inc.	61,220	553,429
†Nicolet Bankshares, Inc.	573	36,128
Northeast Bank	446	15,012
Northfield Bancorp, Inc.	6,724	79,209
Northwest Bancshares, Inc.	14,286	171,861
Norwood Financial Corp.	666	19,594
OceanFirst Financial Corp.	7,155	132,224
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
OFG Bancorp	5,663	$ 141,235
Old National Bancorp	31,305	451,418
Origin Bancorp, Inc.	1,679	53,980
Pacific Premier Bancorp, Inc.	10,343	248,439
PacWest Bancorp	6,709	65,279
Park National Corp.	1,685	199,790
Parke Bancorp, Inc.	914	16,251
Pathward Financial, Inc.	4,209	174,631
PCB Bancorp	1,065	15,432
Peapack-Gladstone Financial Corp.	2,958	87,616
Peoples Bancorp, Inc.	3,493	89,945
Peoples Financial Services Corp.	200	8,670
Pinnacle Financial Partners, Inc.	5,894	325,113
†Pioneer Bancorp, Inc.	1,350	13,311
PNC Financial Services Group, Inc.	11,482	1,459,362
†Ponce Financial Group, Inc.	1,264	9,922
Popular, Inc.	8,599	493,669
Preferred Bank	1,509	82,708
Premier Financial Corp.	4,031	83,563
Primis Financial Corp.	868	8,359
Prosperity Bancshares, Inc.	7,651	470,690
Provident Financial Services, Inc.	6,385	122,464
QCR Holdings, Inc.	1,263	55,458
Red River Bancshares, Inc.	323	15,540
Regions Financial Corp.	43,297	803,592
Renasant Corp.	6,598	201,767
Republic Bancorp, Inc. Class A	1,755	74,465
S&T Bancorp, Inc.	4,286	134,795
Sandy Spring Bancorp, Inc.	4,310	111,974
Seacoast Banking Corp. of Florida	1,194	28,298
ServisFirst Bancshares, Inc.	4,189	228,845
Shore Bancshares, Inc.	844	12,052
Sierra Bancorp	742	12,777
Simmons First National Corp. Class A	11,060	193,439
SmartFinancial, Inc.	928	21,474
South Plains Financial, Inc.	1,938	41,493
†Southern First Bancshares, Inc.	592	18,174
Southern Missouri Bancorp, Inc.	396	14,814
Southside Bancshares, Inc.	3,707	123,072
SouthState Corp.	6,597	470,102
Stellar Bancorp, Inc.	3,713	91,377
†Sterling Bancorp, Inc.	1,664	9,418
Stock Yards Bancorp, Inc.	2,112	116,456

LVIP Dimensional U.S. Core Equity 1 Fund–3

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Synovus Financial Corp.	14,921	$ 460,014
†Texas Capital Bancshares, Inc.	4,980	243,821
Tompkins Financial Corp.	1,879	124,409
Towne Bank	7,647	203,793
TriCo Bancshares	3,318	137,996
†Triumph Bancorp, Inc.	6,346	368,449
Truist Financial Corp.	35,214	1,200,797
TrustCo Bank Corp. NY	2,494	79,658
Trustmark Corp.	7,049	174,110
U.S. Bancorp	51,756	1,865,804
UMB Financial Corp.	5,041	290,967
United Bankshares, Inc.	12,883	453,482
United Community Banks, Inc.	9,910	278,669
Unity Bancorp, Inc.	1,592	36,314
Univest Financial Corp.	5,030	119,412
Valley National Bancorp	39,046	360,785
Veritex Holdings, Inc.	959	17,511
Washington Federal, Inc.	7,858	236,683
Washington Trust Bancorp, Inc.	2,170	75,212
Webster Financial Corp.	16,115	635,253
Wells Fargo & Co.	108,447	4,053,749
WesBanco, Inc.	5,095	156,416
West BanCorp, Inc.	852	15,566
Westamerica BanCorp	2,893	128,160
Western Alliance Bancorp	9,181	326,293
Wintrust Financial Corp.	4,678	341,260
WSFS Financial Corp.	7,697	289,484
Zions Bancorp NA	11,022	329,888
		65,960,708
Beverages–1.49%
†Boston Beer Co., Inc. Class A	731	240,280
Brown-Forman Corp. Class A	12,836	825,932
†Celsius Holdings, Inc.	1,937	180,025
Coca-Cola Co.	119,298	7,400,055
Coca-Cola Consolidated, Inc.	822	439,836
Constellation Brands, Inc. Class A	4,181	944,446
†Duckhorn Portfolio, Inc.	2,706	43,025
Keurig Dr Pepper, Inc.	16,367	577,428
MGP Ingredients, Inc.	1,497	144,790
Molson Coors Beverage Co. Class B	10,324	533,544
†Monster Beverage Corp.	14,682	792,975
†National Beverage Corp.	3,798	200,230
PepsiCo, Inc.	48,304	8,805,819
		21,128,385
Biotechnology–2.46%
AbbVie, Inc.	57,552	9,172,062
†Adicet Bio, Inc.	2,998	17,268
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Adverum Biotechnologies, Inc.	10,775	$ 7,730
†Affimed NV	8,428	6,284
†Agios Pharmaceuticals, Inc.	1,832	42,081
†Aldeyra Therapeutics, Inc.	6,436	63,910
†Alector, Inc.	5,362	33,191
†Alkermes PLC	3,336	94,042
†Allakos, Inc.	867	3,858
†Allogene Therapeutics, Inc.	10,092	49,854
†Alnylam Pharmaceuticals, Inc.	2,227	446,113
Amgen, Inc.	18,227	4,406,377
†AnaptysBio, Inc.	2,400	52,224
†Anika Therapeutics, Inc.	1,937	55,631
†Arcturus Therapeutics Holdings, Inc.	2,800	67,116
†Arcus Biosciences, Inc.	2,997	54,665
†Arcutis Biotherapeutics, Inc.	3,058	33,638
†Atara Biotherapeutics, Inc.	3,839	11,133
†Avid Bioservices, Inc.	5,337	100,122
†Avidity Biosciences, Inc.	3,226	49,519
†Biogen, Inc.	5,455	1,516,654
†BioMarin Pharmaceutical, Inc.	4,560	443,414
†Bluebird Bio, Inc.	4,185	13,308
†Blueprint Medicines Corp.	2,679	120,528
†CareDx, Inc.	2,745	25,089
†Catalyst Pharmaceuticals, Inc.	6,124	101,536
†Celldex Therapeutics, Inc.	249	8,959
†Chinook Therapeutics, Inc.	5,559	128,691
†Cogent Biosciences, Inc.	4,988	53,821
†CRISPR Therapeutics AG	2,111	95,481
†Day One Biopharmaceuticals, Inc.	2,358	31,526
†Deciphera Pharmaceuticals, Inc.	3,902	60,286
†Denali Therapeutics, Inc.	4,195	96,653
†Dynavax Technologies Corp.	5,571	54,652
†Dyne Therapeutics, Inc.	2,343	26,991
†Eagle Pharmaceuticals, Inc.	1,957	55,520
†Editas Medicine, Inc.	1,820	13,195
†Emergent BioSolutions, Inc.	5,759	59,663
†Enanta Pharmaceuticals, Inc.	2,114	85,490
†Exact Sciences Corp.	4,843	328,404
†Exelixis, Inc.	20,982	407,261
†Fate Therapeutics, Inc.	3,581	20,412
†G1 Therapeutics, Inc.	4,800	12,864
Gilead Sciences, Inc.	49,809	4,132,653
†Halozyme Therapeutics, Inc.	5,662	216,232
†Horizon Therapeutics PLC	7,416	809,382
†Ideaya Biosciences, Inc.	2,662	36,549
†ImmunoGen, Inc.	12,198	46,840

LVIP Dimensional U.S. Core Equity 1 Fund–4

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Immunovant, Inc.	5,425	$ 84,142
†Incyte Corp.	2,788	201,489
†Intellia Therapeutics, Inc.	2,940	109,574
†Ionis Pharmaceuticals, Inc.	5,845	208,900
†Iovance Biotherapeutics, Inc.	9,431	57,623
†Ironwood Pharmaceuticals, Inc.	16,700	175,684
†IVERIC bio, Inc.	6,704	163,108
†Karuna Therapeutics, Inc.	556	100,992
†Kodiak Sciences, Inc.	915	5,673
†Krystal Biotech, Inc.	1,200	96,072
†Kura Oncology, Inc.	3,841	46,975
†Kymera Therapeutics, Inc.	1,800	53,334
†MacroGenics, Inc.	2,941	21,087
†MeiraGTx Holdings plc	1,922	9,937
†Mirati Therapeutics, Inc.	1,683	62,574
†Moderna, Inc.	14,466	2,221,688
†Morphic Holding, Inc.	269	10,125
†Myriad Genetics, Inc.	6,072	141,053
†Neurocrine Biosciences, Inc.	2,841	287,566
†Nurix Therapeutics, Inc.	5,361	47,606
=†PDL BioPharma, Inc.	21,857	53,550
†PMV Pharmaceuticals, Inc.	3,878	18,498
†Protagonist Therapeutics, Inc.	2,495	57,385
†Prothena Corp. PLC	2,660	128,930
†RAPT Therapeutics, Inc.	2,200	40,370
†Recursion Pharmaceuticals, Inc. Class A	7,517	50,138
†Regeneron Pharmaceuticals, Inc.	3,241	2,663,032
†REGENXBIO, Inc.	2,474	46,783
†Relay Therapeutics, Inc.	2,767	45,573
†Replimune Group, Inc.	3,297	58,225
†REVOLUTION Medicines, Inc.	1,900	41,154
†Rhythm Pharmaceuticals, Inc.	631	11,257
†Rocket Pharmaceuticals, Inc.	4,200	71,946
†Sage Therapeutics, Inc.	1,625	68,185
†Sangamo Therapeutics, Inc.	13,158	23,158
†Sarepta Therapeutics, Inc.	1,583	218,185
†Seagen, Inc.	3,269	661,874
†Spectrum Pharmaceuticals, Inc.	5,200	3,900
†SpringWorks Therapeutics, Inc.	300	7,722
†Stoke Therapeutics, Inc.	1,567	13,053
†Sutro Biopharma, Inc.	500	2,310
†Syndax Pharmaceuticals, Inc.	2,700	57,024
†Twist Bioscience Corp.	957	14,432
†United Therapeutics Corp.	2,357	527,874
†Vanda Pharmaceuticals, Inc.	5,302	36,001
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Vaxcyte, Inc.	2,524	$ 94,600
†Veracyte, Inc.	2,721	60,678
†Vericel Corp.	1,820	53,362
†Vertex Pharmaceuticals, Inc.	4,937	1,555,501
†Xencor, Inc.	5,219	145,558
†Zentalis Pharmaceuticals, Inc.	3,380	58,136
		34,762,468
Broadline Retail–1.94%
†Amazon.com, Inc.	235,193	24,293,085
Big Lots, Inc.	4,322	47,369
Dillard's, Inc. Class A	3,626	1,115,648
†Etsy, Inc.	4,697	522,917
Kohl's Corp.	13,750	323,675
Macy's, Inc.	41,432	724,646
Nordstrom, Inc.	9,791	159,299
†Ollie's Bargain Outlet Holdings, Inc.	3,936	228,052
†Qurate Retail, Inc.	23,614	23,326
		27,438,017
Building Products–1.08%
A O Smith Corp.	10,406	719,575
AAON, Inc.	4,128	399,136
Advanced Drainage Systems, Inc.	6,620	557,470
Allegion PLC	4,973	530,768
†American Woodmark Corp.	2,433	126,686
Apogee Enterprises, Inc.	3,439	148,737
Armstrong World Industries, Inc.	4,709	335,469
†AZEK Co., Inc.	9,229	217,251
AZZ, Inc.	3,479	143,474
†Builders FirstSource, Inc.	16,653	1,478,453
Carlisle Cos., Inc.	2,931	662,611
Carrier Global Corp.	42,430	1,941,173
CSW Industrials, Inc.	1,635	227,151
Fortune Brands Home & Security, Inc.	9,293	545,778
†Gibraltar Industries, Inc.	2,498	121,153
Griffon Corp.	6,049	193,629
†Hayward Holdings, Inc.	10,449	122,462
Insteel Industries, Inc.	1,756	48,852
†JELD-WEN Holding, Inc.	11,080	140,273
Johnson Controls International PLC	15,099	909,262
Lennox International, Inc.	1,939	487,232
Masco Corp.	8,408	418,046
†Masonite International Corp.	2,782	252,522
Masterbrand, Inc.	9,293	74,716
Owens Corning	8,300	795,140
†PGT Innovations, Inc.	6,091	152,945

LVIP Dimensional U.S. Core Equity 1 Fund–5

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
Quanex Building Products Corp.	4,360	$ 93,871
†Resideo Technologies, Inc.	14,386	262,976
Simpson Manufacturing Co., Inc.	4,772	523,202
Tecnoglass, Inc.	1,413	59,289
Trane Technologies PLC	7,981	1,468,344
†Trex Co., Inc.	8,010	389,847
UFP Industries, Inc.	7,118	565,667
Zurn Elkay Water Solutions Corp.	11,154	238,249
		15,351,409
Capital Markets–2.93%
Affiliated Managers Group, Inc.	4,030	573,953
Ameriprise Financial, Inc.	6,484	1,987,346
Ares Management Corp. Class A	3,802	317,239
Artisan Partners Asset Management, Inc. Class A	3,789	121,172
†AssetMark Financial Holdings, Inc.	1,142	35,916
†Avantax, Inc.	5,281	138,996
B Riley Financial, Inc.	702	19,930
Bank of New York Mellon Corp.	22,761	1,034,260
BGC Partners, Inc. Class A	30,856	161,377
BlackRock, Inc.	3,395	2,271,662
Blackstone, Inc.	12,551	1,102,480
Brightsphere Investment Group, Inc.	3,103	73,169
Carlyle Group, Inc.	7,611	236,398
Cboe Global Markets, Inc.	4,613	619,249
Charles Schwab Corp.	32,340	1,693,969
CME Group, Inc.	6,950	1,331,064
Cohen & Steers, Inc.	4,673	298,885
†Coinbase Global, Inc. Class A	1,298	87,706
Diamond Hill Investment Group, Inc.	786	129,360
†Donnelley Financial Solutions, Inc.	6,570	268,450
Evercore, Inc. Class A	5,155	594,784
FactSet Research Systems, Inc.	1,349	559,956
Federated Hermes, Inc.	9,193	369,007
Franklin Resources, Inc.	20,323	547,502
Goldman Sachs Group, Inc.	9,803	3,206,659
Greenhill & Co., Inc.	3,574	31,701
Hamilton Lane, Inc. Class A	2,290	169,414
Houlihan Lokey, Inc.	2,921	255,558
Interactive Brokers Group, Inc. Class A	2,581	213,087
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Intercontinental Exchange, Inc.	11,646	$ 1,214,561
Invesco Ltd.	35,679	585,136
Janus Henderson Group PLC	11,212	298,688
Jefferies Financial Group, Inc.	16,565	525,773
KKR & Co., Inc.	12,259	643,843
Lazard Ltd. Class A	6,961	230,479
LPL Financial Holdings, Inc.	3,385	685,124
MarketAxess Holdings, Inc.	1,677	656,193
Moelis & Co. Class A	4,279	164,485
Moody's Corp.	5,512	1,686,782
Morgan Stanley	49,802	4,372,616
Morningstar, Inc.	2,645	537,014
MSCI, Inc.	2,026	1,133,932
Nasdaq, Inc.	17,227	941,800
Northern Trust Corp.	9,018	794,756
†Open Lending Corp. Class A	1,499	10,553
Oppenheimer Holdings, Inc. Class A	566	22,159
Piper Sandler Cos.,	2,218	307,437
PJT Partners, Inc. Class A	2,208	159,395
Raymond James Financial, Inc.	10,657	993,978
†Robinhood Markets, Inc. Class A	4,462	43,326
S&P Global, Inc.	6,773	2,335,127
SEI Investments Co.	12,025	692,039
State Street Corp.	15,293	1,157,527
Stifel Financial Corp.	11,269	665,885
†StoneX Group, Inc.	1,728	178,900
T Rowe Price Group, Inc.	9,926	1,120,645
Tradeweb Markets, Inc. Class A	4,691	370,683
Victory Capital Holdings, Inc. Class A	3,143	91,996
Virtu Financial, Inc. Class A	8,744	165,262
Virtus Investment Partners, Inc.	817	155,549
Westwood Holdings Group, Inc.	147	1,648
WisdomTree, Inc.	18,923	110,889
		41,504,429
Chemicals–2.30%
AdvanSix, Inc.	4,807	183,964
Air Products & Chemicals, Inc.	4,756	1,365,971
Albemarle Corp.	3,911	864,487
American Vanguard Corp.	3,629	79,403
Ashland, Inc.	4,435	455,519
Avient Corp.	9,434	388,303
†Axalta Coating Systems Ltd.	21,171	641,270
Balchem Corp.	2,111	266,999

LVIP Dimensional U.S. Core Equity 1 Fund–6

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Cabot Corp.	5,734	$ 439,454
Celanese Corp.	6,285	684,374
CF Industries Holdings, Inc.	15,031	1,089,597
Chase Corp.	1,120	117,298
Chemours Co.	8,853	265,059
Corteva, Inc.	20,820	1,255,654
Dow, Inc.	44,965	2,464,981
DuPont de Nemours, Inc.	12,964	930,426
Eastman Chemical Co.	7,160	603,874
Ecolab, Inc.	5,415	896,345
†Ecovyst, Inc.	2,891	31,946
Element Solutions, Inc.	26,715	515,867
FMC Corp.	5,172	631,656
FutureFuel Corp.	4,566	33,697
Hawkins, Inc.	1,638	71,712
HB Fuller Co.	5,745	393,245
Huntsman Corp.	21,174	579,321
†Ingevity Corp.	4,179	298,882
Innospec, Inc.	2,598	266,737
International Flavors & Fragrances, Inc.	11,401	1,048,436
†Intrepid Potash, Inc.	612	16,891
Koppers Holdings, Inc.	1,784	62,386
Kronos Worldwide, Inc.	8,371	77,097
Linde PLC	11,685	4,153,316
†Livent Corp.	5,526	120,025
†LSB Industries, Inc.	3,347	34,575
LyondellBasell Industries NV Class A	28,091	2,637,464
Mativ Holdings, Inc.	7,587	162,893
Minerals Technologies, Inc.	3,668	221,621
Mosaic Co.	21,705	995,825
NewMarket Corp.	927	338,336
Olin Corp.	18,769	1,041,679
Orion Engineered Carbons SA	1,161	30,290
PPG Industries, Inc.	8,250	1,102,035
Quaker Chemical Corp.	333	65,917
†Rayonier Advanced Materials, Inc.	10,113	63,409
RPM International, Inc.	7,154	624,115
Scotts Miracle-Gro Co.	3,356	234,047
Sensient Technologies Corp.	3,597	275,386
Sherwin-Williams Co.	8,536	1,918,637
Stepan Co.	2,327	239,751
Trinseo PLC	7,005	146,054
Tronox Holdings PLC Class A	12,136	174,516
Valvoline, Inc.	9,639	336,787
†Venator Materials PLC	6,100	2,469
Westlake Corp.	5,620	651,808
		32,591,806
Commercial Services & Supplies–0.84%
ABM Industries, Inc.	6,155	276,606
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
ACCO Brands Corp.	15,297	$ 81,380
†ACV Auctions, Inc. Class A	40	516
Brady Corp. Class A	3,998	214,812
†BrightView Holdings, Inc.	4,456	25,043
Brink's Co.	3,096	206,813
†Casella Waste Systems, Inc. Class A	2,209	182,596
†CECO Environmental Corp.	3,876	54,225
†Cimpress PLC	1,769	77,518
Cintas Corp.	2,667	1,233,967
†Civeo Corp.	683	14,104
†Clean Harbors, Inc.	6,114	871,612
†Copart, Inc.	16,640	1,251,494
Deluxe Corp.	5,890	94,240
†Driven Brands Holdings, Inc.	3,542	107,358
Ennis, Inc.	3,323	70,082
†Harsco Corp.	9,121	62,296
Healthcare Services Group, Inc.	2,712	37,615
†Heritage-Crystal Clean, Inc.	1,138	40,524
HNI Corp.	4,903	136,499
Interface, Inc.	8,682	70,498
†KAR Auction Services, Inc.	13,984	191,301
Kimball International, Inc. Class B	4,901	60,772
†Liquidity Services, Inc.	356	4,688
Matthews International Corp. Class A	2,732	98,516
MillerKnoll, Inc.	9,236	188,876
†Montrose Environmental Group, Inc.	573	20,439
MSA Safety, Inc.	1,744	232,824
Pitney Bowes, Inc.	13,039	50,722
†Quad/Graphics, Inc.	5,244	22,497
Republic Services, Inc.	7,963	1,076,757
Ritchie Bros Auctioneers, Inc.	5,489	308,976
Rollins, Inc.	15,837	594,363
†SP Plus Corp.	3,002	102,939
Steelcase, Inc. Class A	12,090	101,798
†Stericycle, Inc.	7,107	309,936
Tetra Tech, Inc.	3,893	571,921
UniFirst Corp.	1,742	306,993
†Viad Corp.	2,959	61,666
VSE Corp.	600	26,940
Waste Management, Inc.	15,317	2,499,275
		11,941,997
Communications Equipment–0.86%
ADTRAN Holdings, Inc.	6,434	102,043
†Applied Optoelectronics, Inc.	2,558	5,653
†Arista Networks, Inc.	4,087	686,044
†Aviat Networks, Inc.	681	23,467
†CalAmp Corp.	2,806	10,074

LVIP Dimensional U.S. Core Equity 1 Fund–7

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
†Calix, Inc.	3,340	$ 178,991
†Cambium Networks Corp.	1,717	30,425
†Ciena Corp.	12,663	665,061
Cisco Systems, Inc.	120,470	6,297,569
†Clearfield, Inc.	700	32,606
†CommScope Holding Co., Inc.	14,905	94,945
Comtech Telecommunications Corp.	2,467	30,788
†Digi International, Inc.	2,900	97,672
†DZS, Inc.	877	6,920
†Extreme Networks, Inc.	5,495	105,064
†F5, Inc.	4,197	611,461
†Harmonic, Inc.	12,292	179,340
Juniper Networks, Inc.	22,261	766,224
†Lumentum Holdings, Inc.	5,089	274,857
Motorola Solutions, Inc.	4,388	1,255,538
†NETGEAR, Inc.	3,638	67,339
†NetScout Systems, Inc.	8,743	250,487
†Ribbon Communications, Inc.	7,554	25,835
†Viasat, Inc.	4,826	163,312
†Viavi Solutions, Inc.	21,760	235,661
		12,197,376
Construction & Engineering–0.58%
AECOM	6,195	522,362
†Ameresco, Inc. Class A	1,754	86,332
†API Group Corp.	3,055	68,676
Arcosa, Inc.	4,724	298,132
Argan, Inc.	1,865	75,477
†Bowman Consulting Group Ltd.	773	22,193
Comfort Systems USA, Inc.	3,877	565,887
†Construction Partners, Inc. Class A	3,231	87,043
†Dycom Industries, Inc.	3,130	293,124
EMCOR Group, Inc.	5,245	852,785
†Fluor Corp.	6,492	200,668
Granite Construction, Inc.	5,660	232,513
†Great Lakes Dredge & Dock Corp.	10,783	58,552
†IES Holdings, Inc.	955	41,151
†MasTec, Inc.	7,640	721,522
†Matrix Service Co.	3,017	16,292
MDU Resources Group, Inc.	18,965	578,053
†MYR Group, Inc.	2,247	283,144
†Northwest Pipe Co.	417	13,023
Primoris Services Corp.	10,014	246,945
Quanta Services, Inc.	6,247	1,041,000
†Sterling Infrastructure, Inc.	6,125	232,015
†Tutor Perini Corp.	7,043	43,455
Valmont Industries, Inc.	2,153	687,410
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
†WillScot Mobile Mini Holdings Corp.	21,196	$ 993,668
		8,261,422
Construction Materials–0.20%
Eagle Materials, Inc.	4,281	628,237
Martin Marietta Materials, Inc.	2,798	993,458
†Summit Materials, Inc. Class A	11,571	329,658
U.S. Lime & Minerals, Inc.	148	22,598
Vulcan Materials Co.	5,108	876,328
		2,850,279
Consumer Finance–0.88%
Ally Financial, Inc.	25,875	659,554
American Express Co.	20,945	3,454,878
†Atlanticus Holdings Corp.	1,483	40,234
Bread Financial Holdings, Inc.	4,827	146,355
Capital One Financial Corp.	15,565	1,496,730
†Credit Acceptance Corp.	1,730	754,349
Discover Financial Services	19,033	1,881,222
†Encore Capital Group, Inc.	3,279	165,426
†Enova International, Inc.	5,050	224,371
†EZCORP, Inc. Class A	6,690	57,534
FirstCash Holdings, Inc.	4,561	434,983
†Green Dot Corp. Class A	3,997	68,668
†LendingClub Corp.	14,756	106,391
†LendingTree, Inc.	513	13,677
Navient Corp.	19,563	312,812
Nelnet, Inc. Class A	2,759	253,525
OneMain Holdings, Inc.	11,443	424,306
†PRA Group, Inc.	5,542	215,916
†PROG Holdings, Inc.	6,205	147,617
Regional Management Corp.	1,098	28,647
SLM Corp.	39,914	494,534
Synchrony Financial	33,304	968,480
†World Acceptance Corp.	1,118	93,118
		12,443,327
Consumer Staples Distribution & Retail–2.20%
Albertsons Cos., Inc. Class A	4,461	92,700
Andersons, Inc.	4,370	180,568
†BJ's Wholesale Club Holdings, Inc.	10,299	783,445
Casey's General Stores, Inc.	3,835	830,124
†Chefs' Warehouse, Inc.	2,580	87,849
Costco Wholesale Corp.	13,598	6,756,438
Dollar General Corp.	7,209	1,517,206
†Dollar Tree, Inc.	14,828	2,128,559
†Grocery Outlet Holding Corp.	1,953	55,192
†HF Foods Group, Inc.	4,692	18,393
Ingles Markets, Inc. Class A	2,345	208,002

LVIP Dimensional U.S. Core Equity 1 Fund–8

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail (continued)
Kroger Co.	67,817	$ 3,348,125
Natural Grocers by Vitamin Cottage, Inc.	3,652	42,911
†Performance Food Group Co.	12,066	728,062
PriceSmart, Inc.	1,845	131,881
SpartanNash Co.	5,888	146,022
†Sprouts Farmers Market, Inc.	14,602	511,508
Sysco Corp.	17,582	1,357,858
Target Corp.	15,292	2,532,814
†U.S. Foods Holding Corp.	16,963	626,613
†United Natural Foods, Inc.	6,297	165,926
Village Super Market, Inc. Class A	618	14,140
Walgreens Boots Alliance, Inc.	24,875	860,178
Walmart, Inc.	52,009	7,668,727
Weis Markets, Inc.	3,330	281,951
		31,075,192
Containers & Packaging–0.75%
Amcor PLC	94,418	1,074,477
AptarGroup, Inc.	5,312	627,825
Ardagh Metal Packaging SA	6,180	25,215
Avery Dennison Corp.	4,042	723,235
Ball Corp.	14,967	824,831
Berry Global Group, Inc.	15,811	931,268
Crown Holdings, Inc.	7,001	579,053
Graphic Packaging Holding Co.	37,740	961,993
Greif, Inc. Class A	4,608	298,610
International Paper Co.	18,555	669,093
Myers Industries, Inc.	2,920	62,576
†O-I Glass, Inc.	15,403	349,802
Packaging Corp. of America	7,234	1,004,296
†Ranpak Holdings Corp.	2,426	12,664
Sealed Air Corp.	8,211	376,967
Silgan Holdings, Inc.	16,148	866,663
Sonoco Products Co.	11,690	713,090
TriMas Corp.	5,477	152,589
Westrock Co.	12,881	392,484
		10,646,731
Distributors–0.19%
†Funko, Inc. Class A	2,122	20,010
Genuine Parts Co.	8,090	1,353,538
LKQ Corp.	12,418	704,846
Pool Corp.	1,930	660,909
Weyco Group, Inc.	723	18,292
		2,757,595
Diversified Consumer Services–0.26%
†2U, Inc.	9,277	63,547
ADT, Inc.	30,786	222,583
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services (continued)
†Adtalem Global Education, Inc.	5,122	$ 197,812
†American Public Education, Inc.	2,213	11,994
†Bright Horizons Family Solutions, Inc.	3,064	235,897
Carriage Services, Inc.	2,326	70,990
†Chegg, Inc.	2,936	47,857
†Frontdoor, Inc.	5,297	147,680
Graham Holdings Co. Class B	453	269,916
†Grand Canyon Education, Inc.	4,129	470,293
H&R Block, Inc.	11,858	417,995
Laureate Education, Inc. Class A	1,100	12,936
†OneSpaWorld Holdings Ltd.	4,641	55,646
†Perdoceo Education Corp.	7,863	105,600
Service Corp. International	12,808	880,934
Strategic Education, Inc.	2,304	206,968
†Stride, Inc.	4,689	184,043
†Universal Technical Institute, Inc.	3,270	24,133
		3,626,824
Diversified Telecommunication Services–1.10%
†Anterix, Inc.	2,400	79,296
AT&T, Inc.	237,648	4,574,724
ATN International, Inc.	2,414	98,781
†Bandwidth, Inc. Class A	4,888	74,297
Cogent Communications Holdings, Inc.	2,734	174,210
†Consolidated Communications Holdings, Inc.	10,085	26,019
†EchoStar Corp. Class A	4,326	79,122
†Frontier Communications Parent, Inc.	12,661	288,291
†IDT Corp. Class B	3,397	115,770
Iridium Communications, Inc.	10,976	679,744
†Liberty Latin America Ltd. Class A	11,079	91,651
Lumen Technologies, Inc.	87,403	231,618
†Telesat Corp.	573	4,928
Verizon Communications, Inc.	234,174	9,107,027
		15,625,478
Electric Utilities–1.48%
ALLETE, Inc.	3,194	205,598
Alliant Energy Corp.	10,808	577,147
American Electric Power Co., Inc.	14,504	1,319,719
Avangrid, Inc.	2,641	105,323

LVIP Dimensional U.S. Core Equity 1 Fund–9

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Constellation Energy Corp.	8,864	$ 695,824
Duke Energy Corp.	20,114	1,940,398
Edison International	12,899	910,540
Entergy Corp.	5,703	614,441
Evergy, Inc.	9,198	562,182
Eversource Energy	11,554	904,216
Exelon Corp.	26,594	1,114,023
FirstEnergy Corp.	22,090	884,925
Genie Energy Ltd. Class B	2,298	31,758
Hawaiian Electric Industries, Inc.	8,248	316,723
IDACORP, Inc.	3,906	423,137
MGE Energy, Inc.	2,722	211,418
NextEra Energy, Inc.	49,532	3,817,927
NRG Energy, Inc.	22,471	770,531
OGE Energy Corp.	8,515	320,675
Otter Tail Corp.	3,279	236,973
†PG&E Corp.	11,609	187,718
Pinnacle West Capital Corp.	5,231	414,504
PNM Resources, Inc.	5,952	289,743
Portland General Electric Co.	5,391	263,566
PPL Corp.	26,960	749,218
Southern Co.	29,326	2,040,503
Xcel Energy, Inc.	14,781	996,831
		20,905,561
Electrical Equipment–0.76%
Acuity Brands, Inc.	2,185	399,265
Allied Motion Technologies, Inc.	2,562	99,021
AMETEK, Inc.	8,278	1,203,042
†Atkore, Inc.	4,968	697,905
Eaton Corp. PLC	11,525	1,974,694
Emerson Electric Co.	11,210	976,839
Encore Wire Corp.	2,824	523,372
EnerSys	4,508	391,655
†FuelCell Energy, Inc.	4,376	12,472
†Generac Holdings, Inc.	1,996	215,588
GrafTech International Ltd.	5,319	25,850
Hubbell, Inc.	1,924	468,128
LSI Industries, Inc.	2,323	32,359
nVent Electric PLC	8,024	344,551
†Plug Power, Inc.	4,000	46,880
Powell Industries, Inc.	1,827	77,812
Preformed Line Products Co.	206	26,376
Regal Rexnord Corp.	5,263	740,662
Rockwell Automation, Inc.	4,655	1,366,010
Sensata Technologies Holding PLC	13,114	655,962
†Shoals Technologies Group, Inc. Class A	3,212	73,201
†Sunrun, Inc.	12,414	250,142
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
†Thermon Group Holdings, Inc.	3,728	$ 92,902
†TPI Composites, Inc.	2,950	38,498
†Vicor Corp.	1,501	70,457
		10,803,643
Electronic Equipment, Instruments & Components–1.48%
Advanced Energy Industries, Inc.	3,148	308,504
Amphenol Corp. Class A	16,973	1,387,034
†Arlo Technologies, Inc.	6,220	37,693
†Arrow Electronics, Inc.	7,305	912,175
Avnet, Inc.	8,965	405,218
Badger Meter, Inc.	2,792	340,121
Bel Fuse, Inc. Class B	1,387	52,124
Belden, Inc.	4,758	412,852
Benchmark Electronics, Inc.	4,152	98,361
CDW Corp.	6,048	1,178,695
Cognex Corp.	7,440	368,652
†Coherent Corp.	7,701	293,254
Corning, Inc.	36,605	1,291,424
CTS Corp.	4,313	213,321
†Daktronics, Inc.	5,746	32,580
†ePlus, Inc.	3,272	160,459
†Fabrinet	2,950	350,342
†FARO Technologies, Inc.	1,676	41,246
†Flex Ltd.	44,824	1,031,400
†Insight Enterprises, Inc.	2,880	411,725
†IPG Photonics Corp.	3,916	482,882
†Itron, Inc.	2,913	161,526
Jabil, Inc.	20,212	1,781,890
†Keysight Technologies, Inc.	6,369	1,028,466
†Kimball Electronics, Inc.	343	8,266
†Knowles Corp.	9,789	166,413
Littelfuse, Inc.	2,042	547,440
†Luna Innovations, Inc.	2,719	19,550
Methode Electronics, Inc.	4,593	201,541
†Napco Security Technologies, Inc.	1,900	71,402
National Instruments Corp.	10,428	546,532
†nLight, Inc.	6,064	61,732
†Novanta, Inc.	2,315	368,293
†OSI Systems, Inc.	1,492	152,721
†PAR Technology Corp.	1,800	61,128
PC Connection, Inc.	3,183	143,108
†Plexus Corp.	3,104	302,857
Richardson Electronics Ltd.	2,073	46,269
†Rogers Corp.	1,659	271,130
†Sanmina Corp.	7,565	461,389
†ScanSource, Inc.	4,669	142,124
TD SYNNEX Corp.	6,774	655,656
TE Connectivity Ltd.	9,529	1,249,728
†Teledyne Technologies, Inc.	1,933	864,747
†Trimble, Inc.	9,996	523,990

LVIP Dimensional U.S. Core Equity 1 Fund–10

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†TTM Technologies, Inc.	12,750	$ 171,998
Vishay Intertechnology, Inc.	13,041	294,987
†Vishay Precision Group, Inc.	858	35,830
Vontier Corp.	9,340	255,356
†Zebra Technologies Corp. Class A	1,677	533,286
		20,939,417
Energy Equipment & Services–0.63%
Archrock, Inc.	16,319	159,437
Baker Hughes Co.	31,272	902,510
†Bristow Group, Inc.	670	15,008
Cactus, Inc. Class A	3,339	137,667
ChampionX Corp.	17,282	468,861
Core Laboratories NV	3,764	82,996
†DMC Global, Inc.	1,792	39,370
†Dril-Quip, Inc.	4,298	123,310
†Expro Group Holdings NV	4,117	75,588
†Forum Energy Technologies, Inc.	581	14,775
Halliburton Co.	41,586	1,315,781
†Helix Energy Solutions Group, Inc.	20,202	156,363
Helmerich & Payne, Inc.	7,597	271,593
Liberty Energy, Inc. Class A	13,753	176,176
†Mammoth Energy Services, Inc.	3,494	14,745
†Nabors Industries Ltd.	845	103,014
†National Energy Services Reunited Corp.	3,904	20,535
†Newpark Resources, Inc.	12,083	46,520
†NexTier Oilfield Solutions, Inc.	25,985	206,581
†Noble Corp. PLC	5,027	198,416
NOV, Inc.	21,887	405,128
†Oceaneering International, Inc.	12,328	217,343
†Oil States International, Inc.	6,670	55,561
Patterson-UTI Energy, Inc.	16,123	188,639
†ProPetro Holding Corp.	10,570	75,998
RPC, Inc.	14,752	113,443
Schlumberger NV	41,543	2,039,761
†SEACOR Marine Holdings, Inc.	2,951	22,457
Select Energy Services, Inc. Class A	17,227	119,900
Solaris Oilfield Infrastructure, Inc. Class A	2,482	21,196
†TechnipFMC PLC	20,805	283,988
†TETRA Technologies, Inc.	6,536	17,320
†Tidewater, Inc.	1,101	48,532
†Transocean Ltd.	38,916	247,506
†U.S. Silica Holdings, Inc.	11,361	135,650
†Valaris Ltd.	2,689	174,946
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Weatherford International PLC	4,039	$ 239,715
		8,936,329
Entertainment–0.99%
Activision Blizzard, Inc.	15,960	1,366,016
†Cinemark Holdings, Inc.	1,388	20,529
Electronic Arts, Inc.	5,636	678,856
†Endeavor Group Holdings, Inc. Class A	5,579	133,505
†IMAX Corp.	4,896	93,905
†Liberty Media Corp.-Liberty Braves Class A	1,821	61,879
†Liberty Media Corp.-Liberty Formula One Class A	9,968	735,021
†Lions Gate Entertainment Corp. Class A	18,098	191,979
†Live Nation Entertainment, Inc.	7,827	547,890
†Madison Square Garden Entertainment Corp.	3,215	189,910
Madison Square Garden Sports Corp.	382	74,433
Marcus Corp.	3,838	61,408
†Netflix, Inc.	8,642	2,985,638
†Playtika Holding Corp.	3,992	44,950
†Reading International, Inc. Class A	489	1,589
†ROBLOX Corp. Class A	5,329	239,698
†Roku, Inc.	753	49,562
†Sciplay Corp. Class A	483	8,192
†Spotify Technology SA	1,430	191,077
†Take-Two Interactive Software, Inc.	7,167	855,023
†Walt Disney Co.	36,996	3,704,410
†Warner Bros Discovery, Inc.	88,464	1,335,806
Warner Music Group Corp. Class A	2,536	84,626
World Wrestling Entertainment, Inc. Class A	3,541	323,152
		13,979,054
Financial Services–3.39%
†Affirm Holdings, Inc.	2,807	31,635
A-Mark Precious Metals, Inc.	1,648	57,103
Apollo Global Management, Inc.	13,763	869,271
†Berkshire Hathaway, Inc. Class B	46,847	14,464,948
†Block, Inc.	4,058	278,582
†BM Technologies, Inc.	562	1,978
†Cannae Holdings, Inc.	9,850	198,773
†Cantaloupe, Inc.	2,736	15,595

LVIP Dimensional U.S. Core Equity 1 Fund–11

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
Cass Information Systems, Inc.	1,874	$ 81,163
Equitable Holdings, Inc.	29,286	743,572
Essent Group Ltd.	9,692	388,165
†Euronet Worldwide, Inc.	4,413	493,815
EVERTEC, Inc.	7,143	241,076
Federal Agricultural Mortgage Corp. Class C	1,195	159,162
Fidelity National Information Services, Inc.	16,512	897,097
†Fiserv, Inc.	12,330	1,393,660
†FleetCor Technologies, Inc.	4,616	973,284
†Flywire Corp.	2,304	67,646
Global Payments, Inc.	8,159	858,653
†I3 Verticals, Inc. Class A	2,397	58,798
†International Money Express, Inc.	2,436	62,800
Jack Henry & Associates, Inc.	2,611	393,530
Jackson Financial, Inc. Class A	3,086	115,447
†Marqeta, Inc. Class A	7,290	33,315
Mastercard, Inc. Class A	28,036	10,188,563
Merchants Bancorp	1,218	31,717
MGIC Investment Corp.	35,831	480,852
†MoneyGram International, Inc.	1,616	16,839
†Mr Cooper Group, Inc.	6,569	269,132
†NMI Holdings, Inc. Class A	9,001	200,992
†Ocwen Financial Corp.	819	22,211
†PayPal Holdings, Inc.	19,280	1,464,123
PennyMac Financial Services, Inc.	1,310	78,089
Radian Group, Inc.	20,843	460,630
†Rocket Cos., Inc. Class A	9,767	88,489
TFS Financial Corp.	9,915	125,227
†Toast, Inc. Class A	7,723	137,083
†Velocity Financial, Inc.	535	4,831
Visa, Inc. Class A	43,442	9,794,433
Voya Financial, Inc.	8,511	608,196
Walker & Dunlop, Inc.	3,997	304,452
Waterstone Financial, Inc.	3,925	59,385
Western Union Co.	21,608	240,929
†WEX, Inc.	3,024	556,083
		48,011,324
Food Products–1.36%
Alico, Inc.	234	5,663
Archer-Daniels-Midland Co.	12,334	982,526
B&G Foods, Inc.	9,162	142,286
Bunge Ltd.	7,656	731,301
Calavo Growers, Inc.	1,666	47,931
Cal-Maine Foods, Inc.	5,325	324,239
Campbell Soup Co.	16,121	886,333
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Conagra Brands, Inc.	20,072	$ 753,904
†Darling Ingredients, Inc.	8,222	480,165
†Farmer Bros Co.	400	1,544
Flowers Foods, Inc.	17,818	488,391
Fresh Del Monte Produce, Inc.	6,313	190,084
†Freshpet, Inc.	885	58,578
General Mills, Inc.	17,739	1,515,975
†Hain Celestial Group, Inc.	9,937	170,420
Hershey Co.	5,358	1,363,129
Hormel Foods Corp.	18,651	743,802
†Hostess Brands, Inc.	13,011	323,714
Ingredion, Inc.	6,846	696,444
J & J Snack Foods Corp.	1,370	203,061
J M Smucker Co.	5,020	789,997
John B Sanfilippo & Son, Inc.	748	72,496
Kellogg Co.	18,088	1,211,173
Kraft Heinz Co.	19,060	737,050
Lamb Weston Holdings, Inc.	5,940	620,849
Lancaster Colony Corp.	2,361	479,000
McCormick & Co., Inc.	9,565	795,829
Mondelez International, Inc. Class A	27,705	1,931,593
†Pilgrim's Pride Corp.	10,200	236,436
†Post Holdings, Inc.	5,735	515,404
Seaboard Corp.	14	52,780
†Simply Good Foods Co.	7,603	302,371
†Sovos Brands, Inc.	4,399	73,375
Tootsie Roll Industries, Inc.	1,545	69,386
†TreeHouse Foods, Inc.	5,737	289,317
Tyson Foods, Inc. Class A	15,575	923,909
†Vital Farms, Inc.	3,700	56,610
		19,267,065
Gas Utilities–0.20%
Atmos Energy Corp.	5,568	625,621
Chesapeake Utilities Corp.	776	99,320
National Fuel Gas Co.	7,308	421,964
New Jersey Resources Corp.	8,468	450,498
Northwest Natural Holding Co.	2,733	129,981
ONE Gas, Inc.	2,955	234,125
Southwest Gas Holdings, Inc.	3,302	206,210
Spire, Inc.	3,336	233,987
UGI Corp.	11,119	386,496
		2,788,202
Ground Transportation–1.29%
AMERCO	1,663	99,198
ArcBest Corp.	3,105	286,964
†Avis Budget Group, Inc.	2,450	477,260
Covenant Logistics Group, Inc.	3,400	120,428
CSX Corp.	71,599	2,143,674

LVIP Dimensional U.S. Core Equity 1 Fund–12

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation (continued)
†Daseke, Inc.	629	$ 4,862
Heartland Express, Inc.	11,699	186,248
†Hertz Global Holdings, Inc.	17,404	283,511
JB Hunt Transport Services, Inc.	6,558	1,150,667
Knight-Swift Transportation Holdings, Inc.	13,736	777,183
Landstar System, Inc.	3,625	649,818
†Lyft, Inc. Class A	3,275	30,359
Marten Transport Ltd.	9,004	188,634
Norfolk Southern Corp.	7,308	1,549,296
Old Dominion Freight Line, Inc.	5,019	1,710,676
†PAM Transportation Services, Inc.	1,224	35,043
†RXO, Inc.	9,670	189,919
Ryder System, Inc.	5,995	534,994
†Saia, Inc.	2,727	741,962
Schneider National, Inc. Class B	12,607	337,237
†Uber Technologies, Inc.	14,942	473,662
U-Haul Holding Co.	14,967	776,039
Union Pacific Corp.	23,513	4,732,226
Universal Logistics Holdings, Inc.	2,500	72,875
Werner Enterprises, Inc.	9,031	410,820
†XPO Logistics, Inc.	9,670	308,473
		18,272,028
Health Care Equipment & Supplies–2.00%
Abbott Laboratories	39,754	4,025,490
†Align Technology, Inc.	1,343	448,750
†AngioDynamics, Inc.	5,678	58,711
†Artivion, Inc.	4,470	58,557
†AtriCure, Inc.	1,380	57,201
Atrion Corp.	226	141,908
†Avanos Medical, Inc.	5,480	162,975
†Axogen, Inc.	3,071	29,021
†Axonics, Inc.	1,703	92,916
Baxter International, Inc.	18,208	738,517
Becton Dickinson & Co.	5,266	1,303,546
†Boston Scientific Corp.	19,203	960,726
†Cardiovascular Systems, Inc.	1,059	21,032
CONMED Corp.	1,948	202,319
Cooper Cos., Inc.	1,861	694,823
DENTSPLY SIRONA, Inc.	12,665	497,481
†Dexcom, Inc.	4,904	569,747
†Edwards Lifesciences Corp.	10,539	871,891
Embecta Corp.	1,053	29,610
†Enovis Corp.	3,676	196,629
†Envista Holdings Corp.	7,313	298,955
†Figs, Inc. Class A	6,522	40,371
†GE HealthCare Technologies, Inc.	6,806	558,296
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Glaukos Corp.	2,443	$ 122,394
†Globus Medical, Inc. Class A	6,424	363,855
†Haemonetics Corp.	4,127	341,509
†Heska Corp.	496	48,420
†Hologic, Inc.	14,575	1,176,203
†IDEXX Laboratories, Inc.	2,939	1,469,735
†Inari Medical, Inc.	600	37,044
†Inogen, Inc.	1,392	17,372
†Insulet Corp.	1,251	399,019
†Integer Holdings Corp.	3,432	265,980
†Integra LifeSciences Holdings Corp.	6,337	363,807
†Intuitive Surgical, Inc.	5,805	1,483,003
iRadimed Corp.	465	18,298
†Lantheus Holdings, Inc.	4,262	351,871
LeMaitre Vascular, Inc.	1,018	52,396
†LENSAR, Inc.	1,658	4,079
†LivaNova PLC	3,945	171,923
†Masimo Corp.	2,348	433,300
Medtronic PLC	25,795	2,079,593
†Merit Medical Systems, Inc.	4,562	337,360
Mesa Laboratories, Inc.	369	64,475
†Neogen Corp.	14,127	261,632
†Nevro Corp.	1,444	52,201
†Novocure Ltd.	1,324	79,625
†NuVasive, Inc.	4,122	170,280
=†OmniAb, Inc. Earnout Shares	435	0
=†OmniAb, Inc. Earnout Shares	435	0
†Omnicell, Inc.	2,223	130,423
†OraSure Technologies, Inc.	3,636	21,998
†Orthofix Medical, Inc.	3,866	64,756
†OrthoPediatrics Corp.	984	43,581
†Outset Medical, Inc.	3,960	72,864
†Penumbra, Inc.	719	200,378
ResMed, Inc.	3,836	840,046
†Shockwave Medical, Inc.	360	78,059
†STAAR Surgical Co.	700	44,765
STERIS PLC	4,203	803,950
Stryker Corp.	6,958	1,986,300
†Surgalign Holdings, Inc.	265	424
†Surmodics, Inc.	1,196	27,245
†Tactile Systems Technology, Inc.	3,443	56,534
Teleflex, Inc.	1,857	470,397
†UFP Technologies, Inc.	348	45,184
Utah Medical Products, Inc.	166	15,732
†Varex Imaging Corp.	4,849	88,203
Zimmer Biomet Holdings, Inc.	8,329	1,076,107
†Zimvie, Inc.	832	6,015
		28,297,807
Health Care Providers & Services–2.76%
†Acadia Healthcare Co., Inc.	8,822	637,390

LVIP Dimensional U.S. Core Equity 1 Fund–13

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Accolade, Inc.	200	$ 2,876
†Addus HomeCare Corp.	1,490	159,072
†Agiliti, Inc.	583	9,316
†Agilon Health, Inc.	7,158	170,003
†Amedisys, Inc.	2,782	204,616
AmerisourceBergen Corp.	7,005	1,121,571
†AMN Healthcare Services, Inc.	4,516	374,647
†Apollo Medical Holdings, Inc.	2,925	106,675
†Brookdale Senior Living, Inc.	25,409	74,957
Cardinal Health, Inc.	11,093	837,522
†Castle Biosciences, Inc.	1,800	40,896
†Centene Corp.	17,165	1,085,000
Chemed Corp.	1,263	679,178
Cigna Group	9,067	2,316,891
†Community Health Systems, Inc.	14,031	68,752
†CorVel Corp.	1,436	273,242
†Cross Country Healthcare, Inc.	2,295	51,224
CVS Health Corp.	49,828	3,702,719
†DaVita, Inc.	5,212	422,745
Elevance Health, Inc.	6,867	3,157,515
Encompass Health Corp.	10,482	567,076
†Enhabit, Inc.	5,241	72,902
Ensign Group, Inc.	5,309	507,222
†Enzo Biochem, Inc.	4,600	11,178
†Fulgent Genetics, Inc.	3,138	97,968
HCA Healthcare, Inc.	6,578	1,734,487
†HealthEquity, Inc.	1,071	62,878
†Henry Schein, Inc.	6,745	549,987
Humana, Inc.	3,293	1,598,620
Laboratory Corp. of America Holdings	4,241	972,970
McKesson Corp.	3,783	1,346,937
†ModivCare, Inc.	1,930	162,274
†Molina Healthcare, Inc.	2,528	676,215
National HealthCare Corp.	1,916	111,262
National Research Corp.	414	18,013
†NeoGenomics, Inc.	2,472	43,038
†OPKO Health, Inc.	26,983	39,395
†Option Care Health, Inc.	8,414	267,313
†Owens & Minor, Inc.	8,370	121,784
Patterson Cos., Inc.	9,569	256,162
†Pediatrix Medical Group, Inc.	8,411	125,408
†Pennant Group, Inc.	3,570	50,980
†PetIQ, Inc.	1,604	18,350
Premier, Inc. Class A	6,981	225,975
†Progyny, Inc.	1,799	57,784
Quest Diagnostics, Inc.	5,563	787,053
†RadNet, Inc.	2,573	64,402
Select Medical Holdings Corp.	14,513	375,161
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Surgery Partners, Inc.	2,745	$ 94,620
†Tenet Healthcare Corp.	9,313	553,378
U.S. Physical Therapy, Inc.	1,000	97,910
UnitedHealth Group, Inc.	23,464	11,088,852
Universal Health Services, Inc. Class B	6,700	851,570
		39,105,931
Health Care Technology–0.12%
†American Well Corp. Class A	13,369	31,551
†Certara, Inc.	5,749	138,608
†Computer Programs & Systems, Inc.	971	29,324
†Doximity, Inc. Class A	3,034	98,241
†Evolent Health, Inc. Class A	7,583	246,068
†GoodRx Holdings, Inc. Class A	3,965	24,781
†HealthStream, Inc.	2,606	70,623
†NextGen Healthcare, Inc.	6,248	108,778
Nutex Health, Inc.	0	0
†Phreesia, Inc.	3,969	128,159
†Schrodinger, Inc.	1,980	52,134
Simulations Plus, Inc.	1,079	47,411
†Teladoc Health, Inc.	5,765	149,314
†Veeva Systems, Inc. Class A	2,496	458,740
†Veradigm, Inc.	12,205	159,275
		1,743,007
Hotels, Restaurants & Leisure–2.08%
†Airbnb, Inc. Class A	3,077	382,779
Aramark	18,038	645,760
†Biglari Holdings, Inc. Class B	1	169
†BJ's Restaurants, Inc.	1,988	57,930
Bloomin' Brands, Inc.	5,220	133,893
†Booking Holdings, Inc.	684	1,814,248
Boyd Gaming Corp.	3,668	235,192
†Brinker International, Inc.	3,450	131,100
†Caesars Entertainment, Inc.	9,211	449,589
†Carnival Corp.	31,390	318,608
†Carrols Restaurant Group, Inc.	5,537	12,347
Cheesecake Factory, Inc.	3,055	107,078
†Chipotle Mexican Grill, Inc.	754	1,288,051
Choice Hotels International, Inc.	3,240	379,696
Churchill Downs, Inc.	1,635	420,277
†Chuy's Holdings, Inc.	1,400	50,190
Cracker Barrel Old Country Store, Inc.	2,215	251,624
Darden Restaurants, Inc.	6,766	1,049,813
†Dave & Buster's Entertainment, Inc.	4,590	168,866
†Denny's Corp.	3,860	43,078
Dine Brands Global, Inc.	793	53,639

LVIP Dimensional U.S. Core Equity 1 Fund–14

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Domino's Pizza, Inc.	1,369	$ 451,592
†DoorDash, Inc. Class A	5,918	376,148
†DraftKings, Inc. Class A	7,514	145,471
El Pollo Loco Holdings, Inc.	3,990	38,264
†Expedia Group, Inc.	2,936	284,880
†Fiesta Restaurant Group, Inc.	2,409	19,802
†Hilton Grand Vacations, Inc.	2,114	93,925
Hilton Worldwide Holdings, Inc.	7,660	1,079,064
†Hyatt Hotels Corp. Class A	2,033	227,269
Jack in the Box, Inc.	1,951	170,888
†Las Vegas Sands Corp.	8,039	461,841
†Light & Wonder, Inc. Class A	7,878	473,074
Marriott International, Inc. Class A	9,291	1,542,678
Marriott Vacations Worldwide Corp.	3,604	486,035
McDonald's Corp.	18,764	5,246,602
MGM Resorts International	16,524	733,996
Papa John's International, Inc.	2,370	177,584
†Penn Entertainment, Inc.	9,276	275,126
†Planet Fitness, Inc. Class A	6,007	466,564
†Playa Hotels & Resorts NV	2,978	28,589
†Red Robin Gourmet Burgers, Inc.	2,551	36,530
Red Rock Resorts, Inc. Class A	4,288	191,116
†Royal Caribbean Cruises Ltd.	10,175	664,427
Ruth's Hospitality Group, Inc.	5,354	87,913
†SeaWorld Entertainment, Inc.	6,516	399,496
†Shake Shack, Inc. Class A	1,397	77,520
†Six Flags Entertainment Corp.	2,363	63,116
Starbucks Corp.	29,269	3,047,781
Texas Roadhouse, Inc.	5,372	580,498
Travel & Leisure Co.	6,597	258,602
Vail Resorts, Inc.	2,068	483,250
Wendy's Co.	21,332	464,611
Wingstop, Inc.	2,063	378,726
Wyndham Hotels & Resorts, Inc.	4,719	320,184
†Wynn Resorts Ltd.	3,118	348,935
Yum! Brands, Inc.	9,932	1,311,819
		29,487,843
Household Durables–1.13%
†Beazer Homes USA, Inc.	1,618	25,694
†Cavco Industries, Inc.	837	265,948
Century Communities, Inc.	3,853	246,284
DR Horton, Inc.	27,293	2,666,253
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
Ethan Allen Interiors, Inc.	3,617	$ 99,323
Flexsteel Industries, Inc.	262	5,046
Garmin Ltd.	9,022	910,500
†GoPro, Inc. Class A	2,300	11,569
†Green Brick Partners, Inc.	1,200	42,072
Hamilton Beach Brands Holding Co. Class A	400	4,096
†Helen of Troy Ltd.	2,108	200,618
Hooker Furnishings Corp.	1,803	32,797
†Hovnanian Enterprises, Inc. Class A	705	47,827
Installed Building Products, Inc.	2,299	262,155
†iRobot Corp.	1,300	56,732
KB Home	9,361	376,125
La-Z-Boy, Inc.	5,162	150,111
Leggett & Platt, Inc.	12,560	400,413
Lennar Corp. Class A	13,397	1,400,053
†LGI Homes, Inc.	2,369	270,137
†Lovesac Co.	1,377	39,795
†M/I Homes, Inc.	4,399	277,533
MDC Holdings, Inc.	7,338	285,228
Meritage Homes Corp.	5,353	625,016
†Mohawk Industries, Inc.	2,934	294,045
Newell Brands, Inc.	34,587	430,262
†NVR, Inc.	229	1,276,032
PulteGroup, Inc.	22,245	1,296,439
†Purple Innovation, Inc.	2,397	6,328
†Skyline Champion Corp.	3,677	276,621
†Sonos, Inc.	2,851	55,937
†Taylor Morrison Home Corp.	12,982	496,691
Tempur Sealy International, Inc.	15,090	595,904
Toll Brothers, Inc.	9,920	595,498
†TopBuild Corp.	3,484	725,160
†Tri Pointe Homes, Inc.	13,629	345,086
†Tupperware Brands Corp.	4,293	10,733
†Universal Electronics, Inc.	1,276	12,939
†Vizio Holding Corp. Class A	6,709	61,589
Whirlpool Corp.	6,418	847,304
		16,027,893
Household Products–1.18%
†Central Garden & Pet Co.	5,724	224,108
Church & Dwight Co., Inc.	8,518	753,077
Clorox Co.	5,232	827,912
Colgate-Palmolive Co.	22,655	1,702,523
Energizer Holdings, Inc.	6,619	229,679
Kimberly-Clark Corp.	9,668	1,297,639
Procter & Gamble Co.	75,241	11,187,584
Reynolds Consumer Products, Inc.	1,713	47,108
Spectrum Brands Holdings, Inc.	4,932	326,597

LVIP Dimensional U.S. Core Equity 1 Fund–15

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Products (continued)
WD-40 Co.	802	$ 142,796
		16,739,023
Independent Power and Renewable Electricity Producers–0.20%
AES Corp.	23,697	570,624
Atlantica Sustainable Infrastructure PLC	8,753	258,739
Brookfield Renewable Corp. Class A	8,421	294,314
Clearway Energy, Inc. Class A	11,203	345,530
Ormat Technologies, Inc.	5,007	424,443
†Sunnova Energy International, Inc.	2,425	37,878
Vistra Corp.	37,351	896,424
		2,827,952
Industrial Conglomerates–0.52%
3M Co.	18,611	1,956,202
General Electric Co.	20,420	1,952,152
Honeywell International, Inc.	18,336	3,504,377
		7,412,731
Insurance–2.94%
Aflac, Inc.	16,933	1,092,517
Allstate Corp.	10,688	1,184,337
†Ambac Financial Group, Inc.	5,809	89,923
American Equity Investment Life Holding Co.	7,892	287,979
American Financial Group, Inc.	6,291	764,357
American International Group, Inc.	47,016	2,367,726
AMERISAFE, Inc.	2,406	117,774
Aon PLC Class A	5,325	1,678,919
†Arch Capital Group Ltd.	18,145	1,231,501
Argo Group International Holdings Ltd.	2,831	82,920
Arthur J Gallagher & Co.	3,988	762,944
Assurant, Inc.	4,180	501,893
Assured Guaranty Ltd.	8,298	417,140
Axis Capital Holdings Ltd.	7,323	399,250
†Brighthouse Financial, Inc.	8,990	396,549
Brown & Brown, Inc.	13,294	763,342
†BRP Group, Inc. Class A	1,800	45,828
Chubb Ltd.	11,488	2,230,740
Cincinnati Financial Corp.	7,701	863,128
CNA Financial Corp.	4,359	170,132
Donegal Group, Inc. Class A	1,349	20,613
†eHealth, Inc.	2,423	22,679
Employers Holdings, Inc.	3,284	136,910
†Enstar Group Ltd.	1,331	308,513
Erie Indemnity Co. Class A	1,933	447,799
Everest Re Group Ltd.	2,122	759,718
F&G Annuities & Life, Inc.	1,879	34,047
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Fidelity National Financial, Inc.	27,636	$ 965,326
First American Financial Corp.	9,702	540,013
†Genworth Financial, Inc. Class A	43,794	219,846
Globe Life, Inc.	6,092	670,242
†Goosehead Insurance, Inc. Class A	1,734	90,515
†Greenlight Capital Re Ltd. Class A	4,459	41,870
Hanover Insurance Group, Inc.	4,144	532,504
Hartford Financial Services Group, Inc.	17,899	1,247,381
HCI Group, Inc.	2,595	139,092
Heritage Insurance Holdings, Inc.	3,747	11,541
Horace Mann Educators Corp.	5,165	172,924
James River Group Holdings Ltd.	3,086	63,726
Kemper Corp.	7,106	388,414
Kinsale Capital Group, Inc.	1,057	317,259
Loews Corp.	10,924	633,811
†Maiden Holdings Ltd.	12,125	25,341
†Markel Corp.	624	797,104
Marsh & McLennan Cos., Inc.	15,238	2,537,889
Mercury General Corp.	6,071	192,694
MetLife, Inc.	12,878	746,151
National Western Life Group, Inc. Class A	415	100,687
†NI Holdings, Inc.	900	11,700
Old Republic International Corp.	25,948	647,922
†Palomar Holdings, Inc.	897	49,514
Primerica, Inc.	4,918	847,076
Principal Financial Group, Inc.	14,167	1,052,891
ProAssurance Corp.	6,511	120,323
Progressive Corp.	9,964	1,425,450
Prudential Financial, Inc.	24,064	1,991,055
Reinsurance Group of America, Inc.	4,774	633,796
RenaissanceRe Holdings Ltd.	3,891	779,523
RLI Corp.	3,097	411,622
Safety Insurance Group, Inc.	2,074	154,555
Selective Insurance Group, Inc.	5,303	505,535
†SiriusPoint Ltd.	13,203	107,340
Stewart Information Services Corp.	3,350	135,173
Tiptree, Inc.	2,925	42,617
Travelers Cos., Inc.	13,093	2,244,271

LVIP Dimensional U.S. Core Equity 1 Fund–16

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
†Trupanion, Inc.	1,512	$ 64,850
United Fire Group, Inc.	3,480	92,394
Universal Insurance Holdings, Inc.	7,335	133,644
Unum Group	9,122	360,866
W R Berkley Corp.	12,508	778,748
White Mountains Insurance Group Ltd.	305	420,134
Willis Towers Watson PLC	4,394	1,021,078
		41,645,585
Interactive Media & Services–3.63%
†Alphabet, Inc. Class A	158,040	16,393,489
†Alphabet, Inc. Class C	150,300	15,631,200
†Angi, Inc.	2,100	4,767
†Bumble, Inc. Class A	8,172	159,763
†Cargurus, Inc.	2,819	52,659
†Cars.com, Inc.	8,684	167,601
†DHI Group, Inc.	5,517	21,406
eBay, Inc.	35,380	1,569,811
†Match Group, Inc.	9,882	379,370
†Meta Platforms, Inc. Class A	74,562	15,802,670
†Pinterest, Inc. Class A	7,293	198,880
†QuinStreet, Inc.	3,909	62,036
Shutterstock, Inc.	1,235	89,661
†Snap, Inc. Class A	4,200	47,082
†TripAdvisor, Inc.	8,010	159,079
†TrueCar, Inc.	10,819	24,884
†Yelp, Inc.	6,349	194,914
†Zedge, Inc. Class B	1,132	2,207
†Ziff Davis, Inc.	5,206	406,328
†ZoomInfo Technologies, Inc.	3,657	90,364
		51,458,171
IT Services–1.22%
Accenture PLC Class A	20,137	5,755,356
†Akamai Technologies, Inc.	8,140	637,362
Amdocs Ltd.	6,788	651,852
†Cloudflare, Inc. Class A	1,236	76,212
Cognizant Technology Solutions Corp. Class A	17,896	1,090,403
†DigitalOcean Holdings, Inc.	1,591	62,319
†DXC Technology Co.	19,155	489,602
†Edgio, Inc.	5,104	4,038
†EPAM Systems, Inc.	1,459	436,241
†Fastly, Inc. Class A	7,448	132,277
†Gartner, Inc.	2,793	909,876
†Globant SA	1,717	281,605
†GoDaddy, Inc. Class A	3,510	272,797
†Grid Dynamics Holdings, Inc.	2,476	28,375
Hackett Group, Inc.	2,613	48,288
International Business Machines Corp.	30,732	4,028,658
†Kyndryl Holdings, Inc.	8,787	129,696
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†MongoDB, Inc.	835	$ 194,655
†Okta, Inc.	3,326	286,834
†Perficient, Inc.	3,007	217,075
†Rackspace Technology, Inc.	5,239	9,849
†Snowflake, Inc. Class A	2,969	458,087
†Squarespace, Inc. Class A	3,541	112,498
†Twilio, Inc. Class A	2,382	158,713
†Unisys Corp.	5,740	22,271
†VeriSign, Inc.	3,545	749,165
		17,244,104
Leisure Products–0.24%
Acushnet Holdings Corp.	6,089	310,174
†American Outdoor Brands, Inc.	2,016	19,837
Brunswick Corp.	7,857	644,274
Hasbro, Inc.	7,816	419,641
Johnson Outdoors, Inc. Class A	842	53,054
†Malibu Boats, Inc. Class A	2,224	125,545
†MasterCraft Boat Holdings, Inc.	814	24,770
†Mattel, Inc.	23,363	430,113
†Nautilus, Inc.	4,229	5,667
Polaris, Inc.	4,675	517,195
Smith & Wesson Brands, Inc.	8,067	99,305
†Topgolf Callaway Brands Corp.	17,355	375,215
†Vista Outdoor, Inc.	7,301	202,311
†YETI Holdings, Inc.	3,031	121,240
		3,348,341
Life Sciences Tools & Services–1.30%
†10X Genomics, Inc. Class A	375	20,921
†Adaptive Biotechnologies Corp.	4,935	43,576
Agilent Technologies, Inc.	6,123	847,056
†Avantor, Inc.	21,138	446,857
†Azenta, Inc.	1,860	82,993
†BioLife Solutions, Inc.	2,557	55,615
†Bio-Rad Laboratories, Inc. Class A	1,047	501,534
Bio-Techne Corp.	3,925	291,196
Bruker Corp.	11,533	909,262
†Charles River Laboratories International, Inc.	2,668	538,456
†CryoPort, Inc.	1,498	35,952
Danaher Corp.	12,129	3,056,993
†Illumina, Inc.	2,544	591,607
†IQVIA Holdings, Inc.	6,918	1,375,921
†Maravai LifeSciences Holdings, Inc. Class A	3,739	52,383
†Medpace Holdings, Inc.	2,588	486,673

LVIP Dimensional U.S. Core Equity 1 Fund–17

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Mettler-Toledo International, Inc.	813	$ 1,244,061
†OmniAb, Inc.	5,630	20,718
†Pacific Biosciences of California, Inc.	7,862	91,042
PerkinElmer, Inc.	5,182	690,553
†Quanterix Corp.	2,102	23,690
†Repligen Corp.	1,556	261,968
†Seer, Inc.	3,658	14,120
†Sotera Health Co.	13,181	236,072
†Syneos Health, Inc.	7,453	265,476
Thermo Fisher Scientific, Inc.	7,783	4,485,888
†Waters Corp.	2,540	786,460
West Pharmaceutical Services, Inc.	2,570	890,428
		18,347,471
Machinery–2.98%
†3D Systems Corp.	12,600	135,072
AGCO Corp.	8,002	1,081,870
Alamo Group, Inc.	1,267	233,331
Albany International Corp. Class A	2,740	244,846
Allison Transmission Holdings, Inc.	11,348	513,384
Astec Industries, Inc.	2,784	114,840
Barnes Group, Inc.	5,223	210,382
Caterpillar, Inc.	17,216	3,939,709
†Chart Industries, Inc.	2,648	332,059
†CIRCOR International, Inc.	2,161	67,250
Columbus McKinnon Corp.	2,989	111,071
†Commercial Vehicle Group, Inc.	1,272	9,286
Crane Holdings Co.	5,256	596,556
Cummins, Inc.	6,637	1,585,447
Deere & Co.	9,345	3,858,364
Donaldson Co., Inc.	11,081	724,033
Douglas Dynamics, Inc.	3,649	116,367
Dover Corp.	7,527	1,143,652
†Energy Recovery, Inc.	5,205	119,975
Enerpac Tool Group Corp.	5,155	131,453
EnPro Industries, Inc.	2,717	282,269
Esab Corp.	3,676	217,141
ESCO Technologies, Inc.	2,378	226,980
†Evoqua Water Technologies Corp.	3,982	197,985
Federal Signal Corp.	6,198	335,994
Flowserve Corp.	11,478	390,252
Fortive Corp.	13,093	892,550
Franklin Electric Co., Inc.	3,933	370,095
†Gates Industrial Corp. PLC	6,364	88,396
Gorman-Rupp Co.	3,528	88,200
Graco, Inc.	10,871	793,692
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Greenbrier Cos., Inc.	3,320	$ 106,804
Helios Technologies, Inc.	4,083	267,028
Hillenbrand, Inc.	7,862	373,681
Hyster-Yale Materials Handling, Inc.	2,265	113,001
IDEX Corp.	2,515	581,040
Illinois Tool Works, Inc.	10,437	2,540,888
Ingersoll Rand, Inc.	16,635	967,824
ITT, Inc.	7,814	674,348
John Bean Technologies Corp.	2,531	276,613
Kadant, Inc.	857	178,702
Kennametal, Inc.	8,400	231,672
†L B Foster Co. Class A	1,339	15,372
Lincoln Electric Holdings, Inc.	5,153	871,372
Lindsay Corp.	1,086	164,127
Luxfer Holdings PLC	1,823	30,809
†Manitowoc Co., Inc.	5,279	90,218
†Middleby Corp.	4,781	700,942
Miller Industries, Inc.	382	13,504
Mueller Industries, Inc.	6,447	473,726
Mueller Water Products, Inc. Class A	14,392	200,624
†NN, Inc.	2,981	3,190
Nordson Corp.	2,573	571,875
Omega Flex, Inc.	333	37,110
Oshkosh Corp.	5,854	486,936
Otis Worldwide Corp.	14,009	1,182,360
PACCAR, Inc.	24,789	1,814,555
Parker-Hannifin Corp.	7,987	2,684,511
Park-Ohio Holdings Corp.	1,206	14,568
Pentair PLC	14,502	801,526
†Proterra, Inc.	9,200	13,984
†Proto Labs, Inc.	1,861	61,692
†RBC Bearings, Inc.	1,225	285,094
REV Group, Inc.	7,071	84,781
Shyft Group, Inc.	3,500	79,625
Snap-on, Inc.	2,574	635,495
†SPX Technologies, Inc.	3,638	256,770
Standex International Corp.	1,405	172,028
Stanley Black & Decker, Inc.	6,307	508,218
Tennant Co.	1,546	105,947
Terex Corp.	5,972	288,925
Timken Co.	8,361	683,261
†Titan International, Inc.	4,215	44,173
Toro Co.	9,030	1,003,775
Trinity Industries, Inc.	12,252	298,459
Wabash National Corp.	7,597	186,810
Watts Water Technologies, Inc. Class A	2,301	387,304
Westinghouse Air Brake Technologies Corp.	8,019	810,400

LVIP Dimensional U.S. Core Equity 1 Fund–18

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Xylem, Inc.	6,906	$ 723,058
		42,251,226
Marine Transportation–0.07%
Costamare, Inc.	10,400	97,864
Eagle Bulk Shipping, Inc.	1,598	72,709
Eneti, Inc.	1,605	15,007
Genco Shipping & Trading Ltd.	1,685	26,387
†Kirby Corp.	5,754	401,054
Matson, Inc.	5,348	319,115
		932,136
Media–1.36%
†Altice USA, Inc. Class A	14,605	49,949
†AMC Networks, Inc. Class A	4,165	73,221
†Boston Omaha Corp. Class A	1,169	27,670
Cable One, Inc.	488	342,576
†Charter Communications, Inc. Class A	4,629	1,655,377
Comcast Corp. Class A	199,354	7,557,510
†comScore, Inc.	6,307	7,758
†DISH Network Corp. Class A	15,803	147,442
Entravision Communications Corp. Class A	11,605	70,210
†EW Scripps Co. Class A	6,953	65,428
Fox Corp. Class A	27,415	898,321
†Gannett Co., Inc.	20,670	38,653
Gray Television, Inc.	12,929	112,741
†iHeartMedia, Inc. Class A	4,613	17,991
†Integral Ad Science Holding Corp.	5,146	73,433
Interpublic Group of Cos., Inc.	32,184	1,198,532
John Wiley & Sons, Inc. Class A	3,749	145,348
†Liberty Broadband Corp. Class A	7,682	628,134
†Liberty Media Corp.-Liberty SiriusXM Class A	15,544	435,479
†Magnite, Inc.	6,973	64,570
New York Times Co. Class A	12,678	492,921
News Corp. Class A	29,560	512,260
Nexstar Media Group, Inc. Class A	5,697	983,644
Omnicom Group, Inc.	14,327	1,351,609
Paramount Global Class A	31,115	694,804
†PubMatic, Inc. Class A	2,989	41,308
†Quotient Technology, Inc.	10,979	36,011
Scholastic Corp.	4,716	161,382
Sinclair Broadcast Group, Inc. Class A	2,784	47,773
Sirius XM Holdings, Inc.	42,939	170,468
†TechTarget, Inc.	700	25,284
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
TEGNA, Inc.	26,053	$ 440,556
†Thryv Holdings, Inc.	3,667	84,561
†Trade Desk, Inc. Class A	8,630	525,653
†WideOpenWest, Inc.	3,108	33,038
		19,211,615
Metals & Mining–1.23%
Alcoa Corp.	18,767	798,723
Alpha Metallurgical Resources, Inc.	1,385	216,060
†Arconic Corp.	6,630	173,905
†ATI, Inc.	11,771	464,484
Carpenter Technology Corp.	5,905	264,308
†Century Aluminum Co.	9,619	96,190
†Cleveland-Cliffs, Inc.	42,600	780,858
†Coeur Mining, Inc.	23,894	95,337
Commercial Metals Co.	12,040	588,756
Compass Minerals International, Inc.	3,859	132,325
†Ferroglobe PLC	12,975	64,096
Freeport-McMoRan, Inc.	54,931	2,247,227
Haynes International, Inc.	1,268	63,514
Hecla Mining Co.	58,317	369,147
Kaiser Aluminum Corp.	1,961	146,349
Materion Corp.	2,300	266,800
†MP Materials Corp.	2,460	69,347
Newmont Corp.	24,162	1,184,421
Nucor Corp.	19,118	2,953,157
Olympic Steel, Inc.	684	35,712
Ramaco Resources, Inc.	4,670	41,143
Reliance Steel & Aluminum Co.	5,749	1,475,998
Royal Gold, Inc.	5,496	712,886
Ryerson Holding Corp.	607	22,083
Schnitzer Steel Industries, Inc. Class A	2,756	85,712
Southern Copper Corp.	4,923	375,379
Steel Dynamics, Inc.	21,496	2,430,338
SunCoke Energy, Inc.	15,427	138,534
†TimkenSteel Corp.	6,778	124,308
Tredegar Corp.	3,092	28,230
U.S. Steel Corp.	19,736	515,110
Warrior Met Coal, Inc.	5,674	208,293
Worthington Industries, Inc.	3,912	252,911
		17,421,641
Multi-Utilities–0.67%
Ameren Corp.	8,666	748,656
Avista Corp.	5,502	233,560
Black Hills Corp.	4,628	292,027
CenterPoint Energy, Inc.	22,804	671,806
CMS Energy Corp.	11,504	706,115
Consolidated Edison, Inc.	10,269	982,435
Dominion Energy, Inc.	21,497	1,201,897

LVIP Dimensional U.S. Core Equity 1 Fund–19

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities (continued)
DTE Energy Co.	6,090	$ 667,099
NiSource, Inc.	16,856	471,294
NorthWestern Corp.	3,593	207,891
Public Service Enterprise Group, Inc.	16,849	1,052,220
Sempra Energy	6,916	1,045,422
Unitil Corp.	1,492	85,104
WEC Energy Group, Inc.	11,137	1,055,676
		9,421,202
Oil, Gas & Consumable Fuels–5.37%
Antero Midstream Corp.	23,697	248,582
†Antero Resources Corp.	18,631	430,190
APA Corp.	15,967	575,770
Arch Resources, Inc.	2,884	379,131
Ardmore Shipping Corp.	7,654	113,815
Berry Corp.	5,961	46,794
California Resources Corp.	3,924	151,074
†Callon Petroleum Co.	5,442	181,981
†Centrus Energy Corp. Class A	1,440	46,368
Cheniere Energy, Inc.	7,467	1,176,799
Chesapeake Energy Corp.	9,890	752,036
Chevron Corp.	60,202	9,822,558
Chord Energy Corp.	2,891	389,129
Civitas Resources, Inc.	2,103	143,719
†Clean Energy Fuels Corp.	25,088	109,384
†CNX Resources Corp.	18,203	291,612
Comstock Resources, Inc.	15,974	172,359
ConocoPhillips	48,451	4,806,824
CONSOL Energy, Inc.	4,705	274,160
Coterra Energy, Inc.	69,289	1,700,352
CVR Energy, Inc.	8,133	266,600
Delek U.S. Holdings, Inc.	9,997	229,431
†Denbury, Inc.	2,796	245,014
Devon Energy Corp.	39,817	2,015,138
DHT Holdings, Inc.	14,019	151,545
Diamondback Energy, Inc.	11,933	1,612,984
Dorian LPG Ltd.	349	6,959
DT Midstream, Inc.	4,017	198,319
†EnLink Midstream LLC	18,193	197,212
EOG Resources, Inc.	21,512	2,465,921
EQT Corp.	18,234	581,847
Equitrans Midstream Corp.	22,257	128,645
Evolution Petroleum Corp.	4,707	29,701
Exxon Mobil Corp.	140,673	15,426,201
†Green Plains, Inc.	4,898	151,789
†Gulfport Energy Corp.	612	48,960
†Hallador Energy Co.	3,076	28,268
Hess Corp.	13,096	1,733,125
HF Sinclair Corp.	16,418	794,303
International Seaways, Inc.	3,390	141,295
Kinder Morgan, Inc.	61,710	1,080,542
†Kosmos Energy Ltd.	44,165	328,588
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Magnolia Oil & Gas Corp. Class A	17,053	$ 373,120
Marathon Oil Corp.	48,793	1,169,080
Marathon Petroleum Corp.	29,946	4,037,619
Matador Resources Co.	13,122	625,263
Murphy Oil Corp.	15,669	579,440
NACCO Industries, Inc. Class A	200	7,214
New Fortress Energy, Inc.	7,583	223,168
Nordic American Tankers Ltd.	15,205	60,212
Northern Oil & Gas, Inc.	1,952	59,243
Occidental Petroleum Corp.	63,728	3,978,539
ONEOK, Inc.	22,451	1,426,537
†Overseas Shipholding Group, Inc. Class A	8,828	34,429
Ovintiv, Inc.	18,110	653,409
†Par Pacific Holdings, Inc.	6,187	180,660
PBF Energy, Inc. Class A	14,133	612,807
PDC Energy, Inc.	13,619	874,067
†Peabody Energy Corp.	15,632	400,179
Permian Resources Corp.	22,272	233,856
Phillips 66	15,181	1,539,050
PHX Minerals, Inc.	1,806	4,732
Pioneer Natural Resources Co.	9,280	1,895,347
Range Resources Corp.	18,226	482,442
Ranger Oil Corp. Class A	1,279	52,234
†REX American Resources Corp.	3,126	89,372
Scorpio Tankers, Inc.	6,981	393,100
SFL Corp. Ltd.	13,649	129,666
Sitio Royalties Corp. Class A	3,933	88,886
SM Energy Co.	18,345	516,595
†Southwestern Energy Co.	52,528	262,640
†Talos Energy, Inc.	7,201	106,863
Targa Resources Corp.	9,633	702,727
†Teekay Corp.	13,659	84,413
†Teekay Tankers Ltd. Class A	5,037	216,238
Texas Pacific Land Corp.	214	364,018
Valero Energy Corp.	17,485	2,440,906
†Vital Energy, Inc.	1,478	67,308
Vitesse Energy, Inc.	1,949	37,089
†W&T Offshore, Inc.	14,633	74,336
Williams Cos., Inc.	35,127	1,048,892
World Fuel Services Corp.	8,358	213,547
		76,014,267
Paper & Forest Products–0.05%
†Clearwater Paper Corp.	2,473	82,648
Glatfelter Corp.	4,944	15,771
Louisiana-Pacific Corp.	8,881	481,439
Mercer International, Inc.	10,372	101,386

LVIP Dimensional U.S. Core Equity 1 Fund–20

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Paper & Forest Products (continued)
Sylvamo Corp.	1,931	$ 89,328
		770,572
Passenger Airlines–0.31%
†Alaska Air Group, Inc.	9,637	404,369
†Allegiant Travel Co.	1,216	111,848
†American Airlines Group, Inc.	26,619	392,630
†Copa Holdings SA Class A	3,120	288,132
†Delta Air Lines, Inc.	35,783	1,249,542
†Frontier Group Holdings, Inc.	8,372	82,380
†Hawaiian Holdings, Inc.	6,305	57,754
†JetBlue Airways Corp.	28,121	204,721
†SkyWest, Inc.	5,859	129,894
Southwest Airlines Co.	22,825	742,726
Spirit Airlines, Inc.	8,530	146,460
†United Airlines Holdings, Inc.	11,789	521,663
		4,332,119
Personal Care Products–0.28%
†BellRing Brands, Inc.	10,725	364,650
†Coty, Inc. Class A	39,789	479,855
Edgewell Personal Care Co.	5,853	248,284
†elf Beauty, Inc.	3,904	321,494
Estee Lauder Cos., Inc. Class A	6,443	1,587,942
†Herbalife Nutrition Ltd.	9,618	154,850
†Honest Co., Inc.	14,486	26,075
Inter Parfums, Inc.	2,708	385,186
Medifast, Inc.	806	83,558
Natural Health Trends Corp.	1,722	8,507
Nu Skin Enterprises, Inc. Class A	4,913	193,130
†USANA Health Sciences, Inc.	2,193	137,940
		3,991,471
Pharmaceuticals–3.39%
†Amneal Pharmaceuticals, Inc.	12,683	17,629
†Amphastar Pharmaceuticals, Inc.	7,904	296,400
†ANI Pharmaceuticals, Inc.	738	29,313
Bristol-Myers Squibb Co.	69,858	4,841,858
†Cara Therapeutics, Inc.	5,249	25,773
†Catalent, Inc.	7,560	496,768
†Collegium Pharmaceutical, Inc.	361	8,660
†Corcept Therapeutics, Inc.	5,666	122,726
†Cymabay Therapeutics, Inc.	5,176	45,135
†Elanco Animal Health, Inc.	22,076	207,514
Eli Lilly & Co.	27,329	9,385,325
†Fulcrum Therapeutics, Inc.	6,899	19,662
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Harmony Biosciences Holdings, Inc.	1,454	$ 47,473
†Innoviva, Inc.	12,944	145,620
†Intra-Cellular Therapies, Inc.	4,283	231,925
†Jazz Pharmaceuticals PLC	4,967	726,821
Johnson & Johnson	78,806	12,214,930
†Ligand Pharmaceuticals, Inc.	1,149	84,521
Merck & Co., Inc.	81,852	8,708,234
†Nektar Therapeutics	9,757	6,858
†NGM Biopharmaceuticals, Inc.	1,298	5,296
Organon & Co.	9,303	218,807
†Pacira BioSciences, Inc.	1,484	60,562
Perrigo Co. PLC	8,951	321,072
Pfizer, Inc.	157,437	6,423,430
Phibro Animal Health Corp. Class A	1,442	22,091
†Pliant Therapeutics, Inc.	2,600	69,160
†Prestige Consumer Healthcare, Inc.	5,307	332,377
SIGA Technologies, Inc.	5,213	29,975
†Supernus Pharmaceuticals, Inc.	3,800	137,674
†Taro Pharmaceutical Industries Ltd.	3,413	83,004
†Tarsus Pharmaceuticals, Inc.	1,337	16,806
Viatris, Inc.	55,995	538,672
Zoetis, Inc.	12,497	2,080,001
		48,002,072
Professional Services–1.45%
†ASGN, Inc.	5,526	456,834
Automatic Data Processing, Inc.	14,370	3,199,193
Barrett Business Services, Inc.	300	26,592
Booz Allen Hamilton Holding Corp.	6,836	633,629
Broadridge Financial Solutions, Inc.	5,085	745,308
†CACI International, Inc. Class A	1,969	583,375
†CBIZ, Inc.	6,133	303,522
†Clarivate PLC	13,346	125,319
Concentrix Corp.	4,848	589,274
†Conduent, Inc.	18,114	62,131
†CoStar Group, Inc.	7,680	528,768
CRA International, Inc.	434	46,794
CSG Systems International, Inc.	2,870	154,119
Dun & Bradstreet Holdings, Inc.	7,947	93,298
Equifax, Inc.	3,968	804,869
†ExlService Holdings, Inc.	2,592	419,463

LVIP Dimensional U.S. Core Equity 1 Fund–21

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
Exponent, Inc.	3,302	$ 329,176
†First Advantage Corp.	3,752	52,378
†Forrester Research, Inc.	2,034	65,800
†Franklin Covey Co.	993	38,201
†FTI Consulting, Inc.	3,393	669,609
Genpact Ltd.	13,859	640,563
Heidrick & Struggles International, Inc.	2,100	63,756
†Huron Consulting Group, Inc.	2,990	240,306
†IBEX Holdings Ltd.	1,265	30,866
ICF International, Inc.	2,478	271,837
Insperity, Inc.	2,353	286,007
Jacobs Solutions, Inc.	5,278	620,218
KBR, Inc.	11,823	650,856
Kelly Services, Inc. Class A	5,692	94,430
Kforce, Inc.	2,567	162,337
Korn Ferry	5,540	286,640
Leidos Holdings, Inc.	6,591	606,767
ManpowerGroup, Inc.	5,185	427,918
Maximus, Inc.	3,536	278,283
†Mistras Group, Inc.	3,448	23,377
†NV5 Global, Inc.	1,400	145,558
Paychex, Inc.	9,227	1,057,322
Resources Connection, Inc.	4,071	69,451
Robert Half International, Inc.	9,812	790,553
Science Applications International Corp.	5,097	547,724
SS&C Technologies Holdings, Inc.	13,110	740,322
†Sterling Check Corp.	2,663	29,692
†TaskUS, Inc. Class A	1,624	23,451
TransUnion	3,586	222,834
†TriNet Group, Inc.	6,496	523,643
†TrueBlue, Inc.	5,561	98,986
TTEC Holdings, Inc.	4,912	182,874
Verisk Analytics, Inc.	7,100	1,362,206
†Verra Mobility Corp.	6,816	115,327
†Willdan Group, Inc.	1,232	19,244
		20,541,000
Real Estate Management & Development–0.25%
†Anywhere Real Estate, Inc.	15,606	82,400
†CBRE Group, Inc. Class A	14,523	1,057,420
†Cushman & Wakefield PLC	4,785	50,434
Douglas Elliman, Inc.	7,104	22,093
eXp World Holdings, Inc.	2,976	37,765
†Forestar Group, Inc.	476	7,407
†FRP Holdings, Inc.	631	36,522
†Howard Hughes Corp.	4,225	338,000
†Jones Lang LaSalle, Inc.	4,649	676,383
Kennedy-Wilson Holdings, Inc.	16,113	267,315
Marcus & Millichap, Inc.	4,001	128,472
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development (continued)
Newmark Group, Inc. Class A	20,238	$ 143,285
†Rafael Holdings, Inc. Class B	1,698	2,632
RE/MAX Holdings, Inc. Class A	3,816	71,588
RMR Group, Inc. Class A	862	22,619
St. Joe Co.	5,394	224,444
Stratus Properties, Inc.	836	16,720
†Tejon Ranch Co.	2,365	43,208
†Zillow Group, Inc. Class A	7,676	339,632
		3,568,339
Semiconductors & Semiconductor Equipment–5.13%
†Advanced Micro Devices, Inc.	32,858	3,220,413
†Allegro MicroSystems, Inc.	1,702	81,679
†Alpha & Omega Semiconductor Ltd.	1,200	32,340
†Ambarella, Inc.	1,579	122,246
Amkor Technology, Inc.	34,629	901,047
Analog Devices, Inc.	10,644	2,099,210
Applied Materials, Inc.	26,464	3,250,573
†Axcelis Technologies, Inc.	3,896	519,142
Broadcom, Inc.	15,314	9,824,544
†CEVA, Inc.	1,850	56,295
†Cirrus Logic, Inc.	5,584	610,778
†Cohu, Inc.	4,934	189,416
†Diodes, Inc.	3,823	354,621
†Enphase Energy, Inc.	3,297	693,293
Entegris, Inc.	6,301	516,745
†First Solar, Inc.	7,613	1,655,827
†FormFactor, Inc.	6,333	201,706
†Ichor Holdings Ltd.	2,461	80,573
Intel Corp.	118,401	3,868,161
KLA Corp.	4,646	1,854,544
Kulicke & Soffa Industries, Inc.	6,090	320,882
Lam Research Corp.	5,946	3,152,094
†Lattice Semiconductor Corp.	7,133	681,201
†MACOM Technology Solutions Holdings, Inc.	4,534	321,189
†Magnachip Semiconductor Corp.	2,552	23,683
Marvell Technology, Inc.	18,751	811,918
†MaxLinear, Inc.	5,270	185,557
Microchip Technology, Inc.	20,408	1,709,782
Micron Technology, Inc.	44,270	2,671,252
MKS Instruments, Inc.	3,934	348,631
Monolithic Power Systems, Inc.	1,103	552,096
NVE Corp.	50	4,149
NVIDIA Corp.	35,549	9,874,446
NXP Semiconductors NV	4,762	887,994
†ON Semiconductor Corp.	23,557	1,939,212
†Onto Innovation, Inc.	5,165	453,900
†PDF Solutions, Inc.	3,040	128,896

LVIP Dimensional U.S. Core Equity 1 Fund–22

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Photronics, Inc.	5,636	$ 93,445
Power Integrations, Inc.	4,477	378,933
†Qorvo, Inc.	5,681	577,019
QUALCOMM, Inc.	42,201	5,384,004
†Rambus, Inc.	12,319	631,472
†Semtech Corp.	5,171	124,828
†Silicon Laboratories, Inc.	2,813	492,528
Skyworks Solutions, Inc.	9,309	1,098,276
†SMART Global Holdings, Inc.	6,650	114,646
†SolarEdge Technologies, Inc.	1,092	331,913
†Synaptics, Inc.	3,515	390,692
Teradyne, Inc.	8,536	917,705
Texas Instruments, Inc.	37,904	7,050,523
†Ultra Clean Holdings, Inc.	2,793	92,616
Universal Display Corp.	1,770	274,580
†Veeco Instruments, Inc.	6,193	130,858
†Wolfspeed, Inc.	4,487	291,431
		72,575,504
Software–6.63%
†8x8, Inc.	11,274	47,013
A10 Networks, Inc.	4,393	68,048
†ACI Worldwide, Inc.	8,610	232,298
Adeia, Inc.	14,584	129,214
†Adobe, Inc.	11,801	4,547,751
†Alarm.com Holdings, Inc.	2,786	140,080
†Altair Engineering, Inc. Class A	997	71,894
American Software, Inc. Class A	1,418	17,881
†ANSYS, Inc.	2,448	814,694
†Appfolio, Inc. Class A	931	115,891
†Aspen Technology, Inc.	1,685	385,646
†Atlassian Corp. Class A	1,457	249,395
†Autodesk, Inc.	5,266	1,096,170
Bentley Systems, Inc. Class B	2,882	123,897
†Bills Holdings, Inc.	1,914	155,302
†Black Knight, Inc.	6,997	402,747
†Blackbaud, Inc.	3,139	217,533
†Box, Inc. Class A	8,637	231,385
†Cadence Design Systems, Inc.	6,591	1,384,703
†Cerence, Inc.	2,733	76,770
†Ceridian HCM Holding, Inc.	3,040	222,589
†Cognyte Software Ltd.	5,416	18,360
†CommVault Systems, Inc.	1,800	102,132
†Confluent, Inc. Class A	3,740	90,022
†Consensus Cloud Solutions, Inc.	1,735	59,146
†Crowdstrike Holdings, Inc. Class A	1,645	225,793
†Datadog, Inc. Class A	1,907	138,563
†DocuSign, Inc.	2,254	131,408
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
Dolby Laboratories, Inc. Class A	5,288	$ 451,701
†DoubleVerify Holdings, Inc.	2,263	68,229
†Dropbox, Inc. Class A	7,150	154,583
†Dynatrace, Inc.	5,772	244,156
Ebix, Inc.	3,512	46,323
†Envestnet, Inc.	3,287	192,848
†Fair Isaac Corp.	1,097	770,851
†Fortinet, Inc.	16,832	1,118,655
†Freshworks, Inc. Class A	3,698	56,801
Gen Digital, Inc.	13,452	230,836
†Guidewire Software, Inc.	3,986	327,051
†HubSpot, Inc.	658	282,117
InterDigital, Inc.	3,332	242,903
Intuit, Inc.	4,776	2,129,284
†Jamf Holding Corp.	2,756	53,521
†LiveRamp Holdings, Inc.	4,728	103,685
†Manhattan Associates, Inc.	3,211	497,223
Microsoft Corp.	206,053	59,405,080
†Mitek Systems, Inc.	6,389	61,270
†Model N, Inc.	1,327	44,415
†N-able, Inc.	4,705	62,106
†NCR Corp.	13,077	308,486
†Nutanix, Inc. Class A	3,419	88,860
†Olo, Inc. Class A	5,662	46,202
†ON24, Inc.	3,631	31,808
†OneSpan, Inc.	3,332	58,310
Oracle Corp.	40,525	3,765,583
†Palantir Technologies, Inc. Class A	14,120	119,314
†Palo Alto Networks, Inc.	3,165	632,177
†Paycom Software, Inc.	1,845	560,898
†Paycor HCM, Inc.	2,503	66,380
†Paylocity Holding Corp.	1,068	212,297
†PowerSchool Holdings, Inc. Class A	2,972	58,905
†Procore Technologies, Inc.	1,100	68,893
Progress Software Corp.	4,679	268,808
†PTC, Inc.	4,125	528,949
†Q2 Holdings, Inc.	1,216	29,938
†Qualtrics International, Inc. Class A	1,800	32,094
†Qualys, Inc.	1,453	188,919
†Rimini Street, Inc.	12,300	50,676
Roper Technologies, Inc.	2,223	979,654
†Salesforce, Inc.	12,611	2,519,426
Sapiens International Corp. NV	854	18,549
†SentinelOne, Inc. Class A	1,963	32,115
†ServiceNow, Inc.	1,795	834,172
†Smartsheet, Inc. Class A	2,359	112,760
†SolarWinds Corp.	4,705	40,463
†Splunk, Inc.	2,645	253,603
†SPS Commerce, Inc.	602	91,685

LVIP Dimensional U.S. Core Equity 1 Fund–23

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Sumo Logic, Inc.	6,600	$ 79,068
†Synchronoss Technologies, Inc.	4,423	4,158
†Synopsys, Inc.	2,637	1,018,541
†Telos Corp.	5,330	13,485
†Teradata Corp.	7,917	318,897
†Tyler Technologies, Inc.	1,278	453,230
†UiPath, Inc. Class A	7,064	124,044
†Unity Software, Inc.	1,201	38,960
†Verint Systems, Inc.	5,416	201,692
†Vertex, Inc. Class A	3,200	66,208
†VMware, Inc. Class A	5,665	707,275
†Workday, Inc. Class A	1,507	311,256
Xperi, Inc.	5,833	63,755
†Zoom Video Communications, Inc. Class A	2,558	188,883
†Zscaler, Inc.	1,623	189,615
		93,818,954
Specialty Retail–2.70%
†1-800-Flowers.com, Inc. Class A	5,253	60,410
Aaron's Co., Inc.	3,102	29,965
†Abercrombie & Fitch Co. Class A	8,315	230,741
Academy Sports & Outdoors, Inc.	6,424	419,166
Advance Auto Parts, Inc.	4,345	528,395
American Eagle Outfitters, Inc.	17,294	232,431
†America's Car-Mart, Inc.	559	44,278
Arko Corp.	5,331	45,260
†Asbury Automotive Group, Inc.	2,126	446,460
†AutoNation, Inc.	10,371	1,393,448
†AutoZone, Inc.	499	1,226,617
†Barnes & Noble Education, Inc.	6,119	9,301
Bath & Body Works, Inc.	7,666	280,422
Best Buy Co., Inc.	17,025	1,332,547
Big 5 Sporting Goods Corp.	900	6,921
†Boot Barn Holdings, Inc.	3,430	262,875
Buckle, Inc.	4,520	161,319
Build-A-Bear Workshop, Inc.	2,901	67,419
†Burlington Stores, Inc.	1,920	388,032
Caleres, Inc.	7,320	158,332
Camping World Holdings, Inc. Class A	2,739	57,163
†CarMax, Inc.	8,721	560,586
†CarParts.com, Inc.	7,413	39,585
Cato Corp. Class A	4,303	38,039
†Chewy, Inc. Class A	1,306	48,818
†Chico's FAS, Inc.	18,957	104,264
†Children's Place, Inc.	1,721	69,270
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Citi Trends, Inc.	2,149	$ 40,874
†Conn's, Inc.	6,316	38,275
Designer Brands, Inc. Class A	7,264	63,487
†Destination XL Group, Inc.	9,137	50,345
Dick's Sporting Goods, Inc.	7,888	1,119,228
†Duluth Holdings, Inc. Class B	3,677	23,459
†Five Below, Inc.	3,322	684,232
†Floor & Decor Holdings, Inc. Class A	5,614	551,407
Foot Locker, Inc.	11,651	462,428
Franchise Group, Inc.	1,915	52,184
Gap, Inc.	29,199	293,158
†Genesco, Inc.	3,102	114,402
Group 1 Automotive, Inc.	2,103	476,161
†GrowGeneration Corp.	4,826	16,505
Guess?, Inc.	8,419	163,834
Haverty Furniture Cos., Inc.	2,655	84,721
Hibbett, Inc.	1,645	97,022
Home Depot, Inc.	27,439	8,097,798
†Lands' End, Inc.	2,926	28,441
†Leslie's, Inc.	2,875	31,654
Lithia Motors, Inc.	2,853	653,137
Lowe's Cos., Inc.	15,921	3,183,722
†MarineMax, Inc.	2,439	70,121
Monro, Inc.	2,231	110,278
Murphy USA, Inc.	2,233	576,226
†National Vision Holdings, Inc.	4,591	86,494
†ODP Corp.	6,111	274,873
†O'Reilly Automotive, Inc.	1,632	1,385,535
Penske Automotive Group, Inc.	9,169	1,300,256
PetMed Express, Inc.	1,000	16,240
†Revolve Group, Inc.	600	15,780
†RH	1,359	330,984
Ross Stores, Inc.	15,812	1,678,128
†Sally Beauty Holdings, Inc.	5,960	92,857
Shoe Carnival, Inc.	3,150	80,798
Signet Jewelers Ltd.	8,178	636,085
†Sleep Number Corp.	2,723	82,806
Sonic Automotive, Inc. Class A	3,294	178,996
†Sportsman's Warehouse Holdings, Inc.	165	1,399
†Tilly's, Inc. Class A	4,502	34,710
TJX Cos., Inc.	35,030	2,744,951
Tractor Supply Co.	5,294	1,244,302
†Ulta Beauty, Inc.	2,365	1,290,510
Upbound Group, Inc.	8,035	196,938
†Urban Outfitters, Inc.	8,844	245,156
†Victoria's Secret & Co.	4,609	157,397
Williams-Sonoma, Inc.	6,306	767,188
Winmark Corp.	151	48,385

LVIP Dimensional U.S. Core Equity 1 Fund–24

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Zumiez, Inc.	3,015	$ 55,597
		38,271,528
Technology Hardware, Storage & Peripherals–5.62%
Apple, Inc.	450,038	74,211,266
†Avid Technology, Inc.	6,614	211,516
Dell Technologies, Inc. Class C	7,923	318,584
Hewlett Packard Enterprise Co.	59,887	954,000
HP, Inc.	32,710	960,038
NetApp, Inc.	10,966	700,179
†Pure Storage, Inc. Class A	9,250	235,967
Seagate Technology Holdings PLC	9,002	595,212
†Stratasys Ltd.	4,881	80,683
†Super Micro Computer, Inc.	2,058	219,280
†Western Digital Corp.	17,077	643,291
Xerox Holdings Corp.	23,774	366,120
		79,496,136
Textiles, Apparel & Luxury Goods–0.86%
†Capri Holdings Ltd.	15,972	750,684
Carter's, Inc.	3,697	265,888
Columbia Sportswear Co.	6,536	589,809
†Crocs, Inc.	3,739	472,759
Culp, Inc.	695	3,614
†Deckers Outdoor Corp.	2,578	1,158,940
†Fossil Group, Inc.	8,573	27,434
†G-III Apparel Group Ltd.	9,262	144,024
Hanesbrands, Inc.	36,640	192,726
Kontoor Brands, Inc.	1,846	89,328
Levi Strauss & Co. Class A	6,870	125,240
†Lululemon Athletica, Inc.	3,152	1,147,927
Movado Group, Inc.	2,255	64,876
NIKE, Inc. Class B	32,087	3,935,150
Oxford Industries, Inc.	1,750	184,782
PVH Corp.	5,201	463,721
Ralph Lauren Corp.	3,815	445,096
†Skechers USA, Inc. Class A	10,959	520,772
Steven Madden Ltd.	5,325	191,700
Tapestry, Inc.	16,823	725,240
†Under Armour, Inc. Class A	8,228	78,084
†Under Armour, Inc. Class C	15,584	132,931
†Unifi, Inc.	3,174	25,932
†Vera Bradley, Inc.	810	4,852
VF Corp.	13,941	319,388
Wolverine World Wide, Inc.	7,147	121,856
		12,182,753
Tobacco–0.44%
Altria Group, Inc.	46,900	2,092,678
Philip Morris International, Inc.	39,236	3,815,701
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Tobacco (continued)
Turning Point Brands, Inc.	2,141	$ 44,961
Universal Corp.	2,660	140,687
Vector Group Ltd.	14,208	170,638
		6,264,665
Trading Companies & Distributors–1.00%
Air Lease Corp.	16,007	630,196
Alta Equipment Group, Inc.	1,440	22,824
Applied Industrial Technologies, Inc.	3,004	426,959
†Beacon Roofing Supply, Inc.	8,312	489,161
†BlueLinx Holdings, Inc.	1,356	92,154
Boise Cascade Co.	5,038	318,653
†Core & Main, Inc. Class A	5,490	126,819
†DXP Enterprises, Inc.	1,631	43,907
Fastenal Co.	25,608	1,381,295
GATX Corp.	3,554	391,011
Global Industrial Co.	4,022	107,950
†GMS, Inc.	5,211	301,665
H&E Equipment Services, Inc.	5,317	235,171
Herc Holdings, Inc.	3,940	448,766
†Hudson Technologies, Inc.	4,947	43,187
McGrath RentCorp	2,869	267,706
†MRC Global, Inc.	11,216	109,020
MSC Industrial Direct Co., Inc. Class A	5,382	452,088
†NOW, Inc.	13,867	154,617
Rush Enterprises, Inc. Class A	6,383	351,607
†SiteOne Landscape Supply, Inc.	1,610	220,361
Textainer Group Holdings Ltd.	6,500	208,715
†Titan Machinery, Inc.	4,300	130,935
†Transcat, Inc.	373	33,342
Triton International Ltd.	8,058	509,427
United Rentals, Inc.	7,322	2,897,755
†Univar Solutions, Inc.	13,479	472,169
Veritiv Corp.	1,100	148,654
Watsco, Inc.	1,547	492,193
WESCO International, Inc.	5,833	901,432
†Willis Lease Finance Corp.	304	16,653
WW Grainger, Inc.	2,422	1,668,298
		14,094,690
Water Utilities–0.16%
American States Water Co.	2,081	184,980
American Water Works Co., Inc.	6,665	976,356
Artesian Resources Corp. Class A	766	42,406
California Water Service Group	3,488	203,001

LVIP Dimensional U.S. Core Equity 1 Fund–25

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Water Utilities (continued)
Essential Utilities, Inc.	11,256	$ 491,324
Middlesex Water Co.	1,357	106,009
SJW Group	2,175	165,583
York Water Co.	591	26,418
		2,196,077
Wireless Telecommunication Services–0.21%
†Gogo, Inc.	3,721	53,954
Shenandoah Telecommunications Co.	4,651	88,462
Spok Holdings, Inc.	1,858	18,822
Telephone & Data Systems, Inc.	9,452	99,340
†T-Mobile U.S., Inc.	17,890	2,591,188
†U.S. Cellular Corp.	3,838	79,562
		2,931,328
Total Common Stock (Cost $718,703,331)		1,412,201,784
PREFERRED STOCKS–0.01%
Qurate Retail, Inc. 8.00%	686	20,107
•WESCO International, Inc. 10.63% (H15T5Y + 10.33%)	3,174	86,047
Total Preferred Stocks (Cost $279,087)		106,154
	Number of Shares	Value (U.S. $)
RIGHTS–0.00%
=†Achillion Pharmaceuticals, Inc. CVR	5,527	$ 7,904
=†Contra Abiomed, Inc.	1,351	21,089
=†Resolute Forest Products, Inc.	7,351	10,438
Total Rights (Cost $14,359)		39,431

MONEY MARKET FUND–0.29%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.70%)	4,073,915	4,073,915
Total Money Market Fund (Cost $4,073,915)		4,073,915

TOTAL INVESTMENTS–100.05% (Cost $723,070,692)	1,416,421,284
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(670,743)
NET ASSETS APPLICABLE TO 36,634,073 SHARES OUTSTANDING–100.00%	$1,415,750,541

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

Summary of Abbreviations:
CVR–Contingent Value Rights
H15T5Y–U.S. Treasury Yield Curve Rate T Note Constant Maturity 5 Year
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP Dimensional U.S. Core Equity 1 Fund–26

LVIP Dimensional U.S. Core Equity 1 Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional U.S. Core Equity 1 Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Dimensional U.S. Core Equity 1 Fund–27

LVIP Dimensional U.S. Core Equity 1 Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$22,874,496	$—	$—	$22,874,496
Air Freight & Logistics	10,418,327	—	—	10,418,327
Automobile Components	7,373,860	—	—	7,373,860
Automobiles	15,493,881	—	—	15,493,881
Banks	65,960,708	—	—	65,960,708
Beverages	21,128,385	—	—	21,128,385
Biotechnology	34,708,918	—	53,550	34,762,468
Broadline Retail	27,438,017	—	—	27,438,017
Building Products	15,351,409	—	—	15,351,409
Capital Markets	41,504,429	—	—	41,504,429
Chemicals	32,591,806	—	—	32,591,806
Commercial Services & Supplies	11,941,997	—	—	11,941,997
Communications Equipment	12,197,376	—	—	12,197,376
Construction & Engineering	8,261,422	—	—	8,261,422
Construction Materials	2,850,279	—	—	2,850,279
Consumer Finance	12,443,327	—	—	12,443,327
Consumer Staples Distribution & Retail	31,075,192	—	—	31,075,192
Containers & Packaging	10,646,731	—	—	10,646,731
Distributors	2,757,595	—	—	2,757,595
Diversified Consumer Services	3,626,824	—	—	3,626,824
Diversified Telecommunication Services	15,625,478	—	—	15,625,478
Electric Utilities	20,905,561	—	—	20,905,561
Electrical Equipment	10,803,643	—	—	10,803,643
Electronic Equipment, Instruments & Components	20,939,417	—	—	20,939,417
Energy Equipment & Services	8,936,329	—	—	8,936,329
Entertainment	13,979,054	—	—	13,979,054
Financial Services	48,011,324	—	—	48,011,324
Food Products	19,267,065	—	—	19,267,065
Gas Utilities	2,788,202	—	—	2,788,202
Ground Transportation	18,272,028	—	—	18,272,028
Health Care Equipment & Supplies	28,297,807	—	—*	28,297,807
Health Care Providers & Services	39,105,931	—	—	39,105,931
Health Care Technology	1,743,007	—	—	1,743,007
Hotels, Restaurants & Leisure	29,487,843	—	—	29,487,843
Household Durables	16,027,893	—	—	16,027,893
Household Products	16,739,023	—	—	16,739,023
Independent Power and Renewable Electricity Producers	2,827,952	—	—	2,827,952
Industrial Conglomerates	7,412,731	—	—	7,412,731
Insurance	41,645,585	—	—	41,645,585
Interactive Media & Services	51,458,171	—	—	51,458,171
IT Services	17,244,104	—	—	17,244,104
Leisure Products	3,348,341	—	—	3,348,341
Life Sciences Tools & Services	18,347,471	—	—	18,347,471
Machinery	42,251,226	—	—	42,251,226
Marine Transportation	932,136	—	—	932,136
Media	19,211,615	—	—	19,211,615
Metals & Mining	17,421,641	—	—	17,421,641
Multi-Utilities	9,421,202	—	—	9,421,202
Oil, Gas & Consumable Fuels	76,014,267	—	—	76,014,267
Paper & Forest Products	770,572	—	—	770,572
Passenger Airlines	4,332,119	—	—	4,332,119
Personal Care Products	3,991,471	—	—	3,991,471
Pharmaceuticals	48,002,072	—	—	48,002,072
Professional Services	20,541,000	—	—	20,541,000
Real Estate Management & Development	3,568,339	—	—	3,568,339
LVIP Dimensional U.S. Core Equity 1 Fund–28

LVIP Dimensional U.S. Core Equity 1 Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Semiconductors & Semiconductor Equipment	$72,575,504	$—	$—	$72,575,504
Software	93,818,954	—	—	93,818,954
Specialty Retail	38,271,528	—	—	38,271,528
Technology Hardware, Storage & Peripherals	79,496,136	—	—	79,496,136
Textiles, Apparel & Luxury Goods	12,182,753	—	—	12,182,753
Tobacco	6,264,665	—	—	6,264,665
Trading Companies & Distributors	14,094,690	—	—	14,094,690
Water Utilities	2,196,077	—	—	2,196,077
Wireless Telecommunication Services	2,931,328	—	—	2,931,328
Rights	—	—	39,431	39,431
Money Market Fund	4,073,915	—	—	4,073,915
Preferred Stocks	106,154	—	—	106,154
Total Investments	$1,416,328,303	$—	$92,981	$1,416,421,284

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended March 31, 2023, there were no material transfers to or from Level 3 investments.
LVIP Dimensional U.S. Core Equity 1 Fund–29